UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,038.80	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.06%
Actual		$ 1,000.00	$ 1,038.70	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class B	1.73%
Actual		$ 1,000.00	$ 1,035.10	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Class C	1.81%
Actual		$ 1,000.00	$ 1,034.80	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,040.20	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,038.80	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .04%.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2014	As of September 30, 2013
Commodity Related Investments*	24.5%	23.4%
Inflation-Protected Investments	26.4%	27.7%
Floating Rate High Yield**	26.4%	27.1%
Real Estate Related Investments	21.2%	21.1%
Cash & Cash Equivalents	0.9%	0.8%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 26.4%	U.S. Government and U.S. Government Agency Obligations 27.7%
AAA 0.1%	AAA 0.2%
AA 0.3%	AA 0.2%
A 0.3%	A 0.4%
BBB 1.9%	BBB 1.2%
BB and Below 24.4%	BB and Below 25.5%
Not Rated 3.5%	Not Rated 4.0%
Equities† 40.5%	Equities†† 38.6%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%.

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013 **
	Stocks 16.0%		Stocks 15.2%
	U.S. Government and U.S. Government Agency Obligations 26.4%		U.S. Government and U.S. Government Agency Obligations 27.7%
	Corporate Bonds 2.1%		Corporate Bonds 3.1%
	Asset-Backed Securities 1.0%		Asset-Backed Securities 1.0%
	Bank Loan Obligations 25.8%		Bank Loan Obligations 25.6%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.8%
	Other Investments† 24.5%		Other Investments†† 23.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	3.8%	** Foreign investments	4.0%

* U.S. Treasury Inflation-Indexed Securities	26.4%	** U.S. Treasury Inflation-Indexed Securities	27.7%
† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%.
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2014

Showing Percentage of Net Assets

Corporate Bonds - 1.8%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 123,750
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (e)		590,000	569,350
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	716,625
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		160,000	162,800
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,042,000
RAIT Financial Trust 4% 10/1/33		300,000	292,500
Redwood Trust, Inc. 4.625% 4/15/18		500,000	535,000
			2,748,925
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	720
TOTAL FINANCIALS			3,318,995
TOTAL CONVERTIBLE BONDS			3,442,745
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (e)		250,000	263,125
Times Square Hotel Trust 8.528% 8/1/26 (e)		564,992	720,963
			984,088
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		200,000	200,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)		120,000	123,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc. 6.5% 4/15/16		$ 189,000	$ 206,246
KB Home:
8% 3/15/20		140,000	158,900
9.1% 9/15/17		205,000	241,900
Lennar Corp.:
4.125% 12/1/18		260,000	265,200
5.6% 5/31/15		284,000	298,342
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,274,004
Meritage Homes Corp. 7% 4/1/22		470,000	518,175
Ryland Group, Inc. 8.4% 5/15/17		129,000	150,930
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,724,085
10.75% 9/15/16		301,000	361,200
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	311,500
			5,834,382
TOTAL CONSUMER DISCRETIONARY			6,818,470
FINANCIALS - 1.0%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)		220,000	235,400
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	278,275
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	231,707
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	669,491
9.625% 3/15/16		526,000	609,305
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	317,250
Equity One, Inc.:
5.375% 10/15/15		95,000	101,179
6% 9/15/16		189,000	208,726
6.25% 1/15/17		189,000	209,855
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	297,681
6.3% 9/15/16		900,000	1,011,973
7.072% 6/8/15		95,000	101,908
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		$ 177,000	$ 168,465
6.5% 1/17/17		119,000	134,304
Hospitality Properties Trust:
5.625% 3/15/17		292,000	319,767
6.7% 1/15/18		189,000	211,423
iStar Financial, Inc.:
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	297,463
9% 6/1/17		395,000	464,125
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	484,347
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	181,900
National Retail Properties, Inc. 6.875% 10/15/17		379,000	439,564
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	204,593
Potlatch Corp. 7.5% 11/1/19		189,000	219,240
Prologis LP 7.625% 7/1/17		297,000	335,423
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,745
Senior Housing Properties Trust 6.75% 4/15/20		134,000	151,478
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	98,289
5.25% 1/15/16		189,000	202,163
			8,818,904
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
6% 4/1/16		189,000	205,587
7.5% 5/15/15		95,000	101,732
CBRE Group, Inc. 5% 3/15/23		270,000	270,338
First Industrial LP 5.75% 1/15/16		189,000	201,762
Howard Hughes Corp. 6.875% 10/1/21 (e)		345,000	372,600
Kennedy-Wilson, Inc.:
5.875% 4/1/24		110,000	110,000
8.75% 4/1/19		590,000	644,575
Mid-America Apartments LP:
6.05% 9/1/16 (e)		284,000	311,458
6.25% 6/15/14 (e)		302,000	305,322
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP 5.875% 6/15/17		$ 114,000	$ 127,685
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	149,472
			2,800,531
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		390,260	721,981
TOTAL FINANCIALS			12,576,816
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	62,250
7.75% 2/15/19		195,000	210,600
			272,850
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	173,044
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	405,530
TOTAL NONCONVERTIBLE BONDS			20,246,710
TOTAL CORPORATE BONDS (Cost $21,898,795)			23,689,455
U.S. Treasury Inflation Protected Obligations - 26.4%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		5,391,690	4,523,121
0.75% 2/15/42		8,384,148	7,320,409
1.375% 2/15/44		2,007,120	2,052,124
1.75% 1/15/28		6,560,143	7,274,582
2% 1/15/26		11,440,004	13,042,497
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/40		$ 4,641,213	$ 5,565,649
2.125% 2/15/41		4,226,195	5,083,816
2.375% 1/15/25		11,538,292	13,601,662
2.375% 1/15/27		10,769,810	12,796,720
2.5% 1/15/29		5,597,183	6,802,324
3.625% 4/15/28		5,165,362	7,029,531
3.875% 4/15/29		8,041,270	11,361,438
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,477,723	15,907,586
0.125% 4/15/17		13,953,113	14,358,074
0.125% 4/15/18		7,841,450	8,028,296
0.125% 1/15/22		16,482,252	16,161,622
0.125% 7/15/22		15,815,439	15,502,214
0.125% 1/15/23		12,868,656	12,460,475
0.375% 7/15/23		13,869,414	13,726,934
0.5% 4/15/15		9,720,895	9,925,189
0.625% 7/15/21		7,389,675	7,615,696
0.625% 1/15/24		7,016,730	7,045,232
1.125% 1/15/21		14,728,093	15,645,152
1.25% 7/15/20		20,904,390	22,547,338
1.375% 7/15/18		5,355,854	5,816,543
1.375% 1/15/20		13,398,613	14,494,579
1.625% 1/15/18		2,324,407	2,525,159
1.875% 7/15/15		8,972,682	9,413,608
1.875% 7/15/19		8,823,447	9,830,564
2% 1/15/16		6,640,340	7,050,952
2.125% 1/15/19		958,646	1,071,586
2.375% 1/15/17		8,356,287	9,157,972
2.5% 7/15/16		15,902,420	17,359,734
2.625% 7/15/17		9,053,956	10,145,383
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $341,556,348)			342,243,761
Asset-Backed Securities - 1.0%

Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		24,445	24,445
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (e)(f)		70,953	69,002
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		956,538	946,973
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (e)(f)		$ 223,052	$ 214,130
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	263,739
Series 2002-2 Class M2, 9.163% 3/1/33 (f)		474,000	404,819
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		565,922	335,649
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		547,513	550,908
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		340,643	331,168
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.5983% 11/28/39 (e)(f)		933,863	28,016
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8043% 9/25/46 (e)(f)		750,000	644,063
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		747,925	365,854
Merit Securities Corp. Series 13 Class M1, 7.8644% 12/28/33 (f)		1,900,000	2,022,212
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9083% 8/28/38 (e)(f)		129,404	129,404
Class C1B, 7.696% 8/28/38 (e)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		48,938	29,640
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8856% 2/5/36 (e)(f)		314,663	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (e)(f)		568,000	394,760
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (e)(f)		499,630	495,883
Class B, 0.5929% 9/25/26 (e)(f)		400,000	391,600
Class C, 0.7629% 9/25/26 (e)(f)		750,000	730,500
Class D, 0.8629% 9/25/26 (e)(f)		250,000	236,750
Class E, 0.9629% 9/25/26 (e)(f)		250,000	234,875
Class F, 1.3829% 9/25/26 (e)(f)		556,000	514,022
Class G, 1.5829% 9/25/26 (e)(f)		306,000	281,520
Class H, 1.8829% 9/25/26 (e)(f)		814,000	746,845
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5536% 11/21/40 (e)(f)		1,774,088	1,649,902
Class F, 2.1836% 11/21/40 (e)(f)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $14,371,814)			13,378,924
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (d)	Value
Private Sponsor - 0.0%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.335% 6/15/22 (e)(f)		$ 117,573	$ 116,550
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6982% 1/25/19 (e)(f)		20,088	9,112
Class B4, 4.6982% 1/25/19 (e)(f)		40,176	16,223
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3547% 12/25/46 (e)(f)		189,000	205,693
Series 2010-K7 Class B, 5.4345% 4/25/20 (e)(f)		95,000	104,717
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		41,293	43,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $411,666)			495,829
Commercial Mortgage Securities - 1.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (i)		827,142	820,454
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2894% 11/10/42 (f)		275,000	284,718
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.155% 3/15/22 (e)(f)		90,411	79,561
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.655% 8/15/17 (e)(f)		210,000	214,683
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4394% 3/11/39 (f)		568,000	589,393
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.01% 5/15/30 (e)(f)		250,000	251,211
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	347,410
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1073% 9/10/46 (e)(f)		250,000	232,601
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,320,267
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	275,034
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	163,029
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	155,746
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	68,373
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	223,551
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	939,752
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (e)(f)		200,000	181,813
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.285% 12/15/20 (e)(f)		$ 91,855	$ 91,431
Series 2005-LP5 Class F, 5.289% 5/10/43 (e)(f)		200,000	206,568
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (e)		145,614	150,582
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (e)(f)		580,000	600,058
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		106,360	106,245
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.172% 6/10/31 (e)(f)		10,379	10,369
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (e)		179,120	183,463
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (f)(h)		1,156,048	167,160
Series K012 Class X3, 2.2879% 1/25/41 (f)(h)		665,148	85,966
Series K013 Class X3, 2.7902% 1/25/43 (f)(h)		1,124,000	178,676
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		47,565	47,708
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		157,493	172,253
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		178,408	179,960
Series 2000-C1 Class K, 7% 3/15/33		4,545	4,620
GS Mortgage Securities Trust Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (f)		500,000	546,281
Class D, 5.7227% 5/10/45 (e)(f)		500,000	504,075
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		641,000	719,309
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,064,198
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		284,000	322,127
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		29,207	29,424
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8571% 6/15/38 (f)		589,000	620,858
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3874% 6/25/43 (e)(f)		443,000	453,189
Class D, 5.3874% 6/25/43 (e)(f)		365,500	366,475
Mach One Trust LLC Series 2004-1A Class H, 6.2658% 5/28/40 (e)(f)		120,000	123,938
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		442,628	416,070
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.935% 10/15/46 (e)		$ 250,000	$ 225,953
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	963,713
Series 1997-RR Class F, 7.4288% 4/30/39 (e)(f)		40,058	40,058
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,401	305,247
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	816,130
Series 2011-C2:
Class D, 5.3055% 6/15/44 (e)(f)		358,000	374,599
Class E, 5.3055% 6/15/44 (e)(f)		454,000	465,388
Class F, 5.3055% 6/15/44 (e)(f)		343,000	309,543
Class XB, 0.4595% 6/15/44 (e)(f)(h)		12,067,221	380,479
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		239,470	307,432
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	483,278
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.73% 7/15/24 (e)(f)		341,000	336,107
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	379,117
Series 2004-C12 Class D, 5.3517% 7/15/41 (f)		426,000	428,470
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	639,186
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1837% 3/15/45 (e)(f)		220,000	169,692
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,241,911)			20,122,991
Common Stocks - 13.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (i)	6,300	10,200,267
FINANCIALS - 13.1%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	271,548
Real Estate Investment Trusts - 12.9%
Acadia Realty Trust (SBI)	126,190	3,328,892
Alexandria Real Estate Equities, Inc.	61,335	4,450,468
American Residential Properties, Inc. (a)	8,979	161,442
American Tower Corp.	7,900	646,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	17,000	$ 186,490
Anworth Mortgage Asset Corp.	63,600	315,456
Apartment Investment & Management Co. Class A	50,800	1,535,176
Arbor Realty Trust, Inc.	42,100	291,332
Associated Estates Realty Corp.	15,200	257,488
AvalonBay Communities, Inc.	28,359	3,724,104
BioMed Realty Trust, Inc.	35,300	723,297
Blackstone Mortgage Trust, Inc.	1,300	37,375
Boston Properties, Inc.	65,601	7,513,283
CBL & Associates Properties, Inc.	96,870	1,719,443
Cedar Shopping Centers, Inc.	139,523	852,486
Chambers Street Properties	38,291	297,521
Cousins Properties, Inc.	232,400	2,665,628
CYS Investments, Inc.	72,180	596,207
Digital Realty Trust, Inc.	17,200	912,976
Douglas Emmett, Inc.	30,900	838,626
DuPont Fabros Technology, Inc.	62,255	1,498,478
Dynex Capital, Inc.	68,000	608,600
EastGroup Properties, Inc.	6,600	415,206
Equity Lifestyle Properties, Inc.	127,933	5,200,476
Equity One, Inc.	123,626	2,761,805
Equity Residential (SBI)	67,713	3,926,677
Essex Property Trust, Inc.	39,772	6,763,229
Excel Trust, Inc.	71,428	905,707
Federal Realty Investment Trust (SBI)	30,346	3,481,293
FelCor Lodging Trust, Inc.	206,700	1,868,568
First Potomac Realty Trust	45,500	587,860
Glimcher Realty Trust	212,721	2,133,592
Hatteras Financial Corp.	20,300	382,655
HCP, Inc.	103,113	3,999,753
Health Care REIT, Inc.	40,775	2,430,190
Highwoods Properties, Inc. (SBI)	9,000	345,690
Host Hotels & Resorts, Inc.	133,981	2,711,775
Kilroy Realty Corp.	35,500	2,079,590
Kite Realty Group Trust	29,433	176,598
LaSalle Hotel Properties (SBI)	105,921	3,316,387
Lexington Corporate Properties Trust	137,400	1,499,034
Liberty Property Trust (SBI)	73,100	2,701,776
LTC Properties, Inc.	16,100	605,843
Mack-Cali Realty Corp.	23,700	492,723
MFA Financial, Inc.	512,166	3,969,287
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	96,464	$ 6,585,597
Monmouth Real Estate Investment Corp. Class A	15,500	147,870
National Retail Properties, Inc.	6,500	223,080
Newcastle Investment Corp.	107,400	504,780
Piedmont Office Realty Trust, Inc. Class A	174,000	2,984,100
Post Properties, Inc.	57,800	2,837,980
Prologis, Inc.	230,668	9,418,174
Public Storage	53,534	9,019,944
Redwood Trust, Inc.	33,100	671,268
Select Income (REIT)	16,966	513,561
Senior Housing Properties Trust (SBI)	60,100	1,350,447
Simon Property Group, Inc.	110,973	18,199,572
SL Green Realty Corp.	54,119	5,445,454
Stag Industrial, Inc.	23,400	563,940
Sun Communities, Inc.	22,350	1,007,762
Taubman Centers, Inc.	54,900	3,886,371
Terreno Realty Corp.	63,400	1,198,894
Two Harbors Investment Corp.	54,500	558,625
UDR, Inc.	72,400	1,870,092
Ventas, Inc.	162,847	9,863,643
Vornado Realty Trust	21,647	2,133,528
Washington REIT (SBI)	17,600	420,288
Weyerhaeuser Co.	68,174	2,000,907
WP Carey, Inc.	6,800	408,476
		167,731,608
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	82,431	1,574,432
Kennedy-Wilson Holdings, Inc.	28,000	630,280
		2,204,712
TOTAL FINANCIALS		170,207,868
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Emeritus Corp. (a)	12,600	396,144
TOTAL COMMON STOCKS (Cost $177,961,352)		180,804,279
Preferred Stocks - 1.9%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	16,600	$ 416,826
Excel Trust, Inc. 7.00% (e)	43,800	1,108,140
Health Care REIT, Inc. Series I, 6.50%	3,800	211,138
Lexington Corporate Properties Trust Series C, 6.50%	13,700	642,530
		2,378,634
Nonconvertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	23,441	613,920
FINANCIALS - 1.7%
Real Estate Investment Trusts - 1.7%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	287,193
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	234
American Homes 4 Rent Series A, 5.00%	20,000	500,000
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	894,784
Series C, 7.625%	2,324	56,543
Series D, 7.50%	11,671	276,369
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,050,840
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	334,093
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	273,355
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	222,568
Armour Residential REIT, Inc. Series B, 7.875%	5,645	136,609
CBL & Associates Properties, Inc. Series D, 7.375%	10,347	260,020
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	286,140
CenterPoint Properties Trust Series D, 5.377%	5,280	3,564,000
Chesapeake Lodging Trust Series A, 7.75%	4,050	105,057
Coresite Realty Corp. Series A, 7.25%	14,176	350,856
Cousins Properties, Inc. Series B, 7.50%	8,259	208,870
CYS Investments, Inc. Series A, 7.75%	2,162	52,104
DDR Corp.:
Series J, 6.50%	6,519	156,847
Series K, 6.25%	5,623	130,285
Digital Realty Trust, Inc. Series G, 5.875%	6,286	127,983
Duke Realty LP Series L, 6.60%	1,034	25,064
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.:
Series A, 8.50%	20,755	$ 507,252
Series B, 7.625%	10,545	243,379
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	731,732
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,058
Excel Trust, Inc. Series B, 8.125%	24,000	621,120
First Potomac Realty Trust 7.75%	22,008	556,142
General Growth Properties, Inc. Series A, 6.375%	3,847	89,289
Glimcher Realty Trust:
6.875%	702	16,532
Series G, 8.125%	3,562	89,727
Series H, 7.50%	2,898	72,798
Hatteras Financial Corp. Series A, 7.625%	5,740	135,751
Hudson Pacific Properties, Inc. 8.375%	11,698	306,488
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	156,949
iStar Financial, Inc.:
Series E, 7.875%	3,811	91,312
Series F, 7.80%	17,116	405,649
Series G, 7.65%	6,000	141,300
Kite Realty Group Trust 8.25%	900	23,139
LaSalle Hotel Properties:
Series G, 7.25%	6,119	155,178
Series I, 6.375%	3,663	81,538
LBA Realty Fund II Series B, 7.625%	27,795	562,849
MFA Financial, Inc.:
8.00%	11,262	291,798
Series B, 7.50%	64,227	1,520,895
National Retail Properties, Inc. 5.70%	3,272	68,516
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	203,045
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	196,818
Series C, 8.875%	10,582	268,042
Series D, 8.50%	6,986	173,882
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	298,195
Series B, 8.00%	7,600	197,600
Series C, 6.50%	5,758	128,519
Pennsylvania (REIT) 7.375%	4,082	102,254
Prologis, Inc. Series Q, 8.54%	3,700	212,565
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc. Series U, 5.75%	6,700	$ 143,447
Saul Centers, Inc.:
Series A, 8.00%	3,440	88,408
Series C, 6.875%	14,926	360,761
Stag Industrial, Inc. Series A, 9.00%	40,000	1,076,000
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	117,842
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	248,721
Series C, 7.125%	6,788	156,803
Sun Communities, Inc. Series A, 7.125%	15,940	396,428
Taubman Centers, Inc. Series K, 6.25%	4,319	99,078
Terreno Realty Corp. Series A, 7.75%	5,000	126,350
UMH Properties, Inc. Series A, 8.25%	14,000	363,300
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	155,978
		21,332,249
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	186,069
TOTAL FINANCIALS		21,518,318
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,132,238
TOTAL PREFERRED STOCKS (Cost $32,977,802)		24,510,872
Bank Loan Obligations - 1.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	$ 249,375	251,245
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (f)	79,800	80,303
Cooper Hotel Group REL 12% 11/6/17	997,588	1,047,467
Extended Stay America, Inc. REL 9.625% 12/1/19	506,944	522,153
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (f)	20,000	20,275
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (f)	$ 277,850	$ 277,850
Tranche B, term loan 11.375% 7/6/14 (f)	208,389	208,389
Tranche D, term loan 14.9% 7/6/14 (f)	1,000,000	1,000,000
		3,407,682
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	138,950	138,429
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	281,438	283,548
TOTAL CONSUMER DISCRETIONARY		3,829,659
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone REL 9.98% 10/1/17	2,980,542	3,040,153
BRE Select Hotels Corp. REL 5.895% 5/9/18 (f)	503,337	503,337
		3,543,490
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (f)	458,172	460,463
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.9045% 3/28/21 (f)	84,150	83,940
CityCenter REL 8.74% 7/12/14 (f)	2,067,092	2,067,092
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (f)	1,215,727	1,227,884
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	30,589	30,512
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	564,311	564,311
		3,973,739
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (f)	44,550	44,717
TOTAL FINANCIALS		8,022,409
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (f)	$ 66,370	$ 66,951
Tranche E, term loan 3.4686% 1/25/17 (f)	24,901	24,966
		91,917
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	710,264	703,161
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.1525% 1/31/19 (f)	176,681	174,914
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	465,815	466,980
TOTAL BANK LOAN OBLIGATIONS (Cost $13,128,229)		13,289,040
Commodity Funds - 24.5%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $392,963,587)	31,235,685	317,042,200
Fixed-Income Funds - 26.4%

Fidelity Floating Rate Central Fund (g) (Cost $321,770,311)	3,152,305	342,025,093
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)(f) (Cost $566,586)	$ 500,000	25,000
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $10,954,068)	10,954,068	$ 10,954,068
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,346,802,469)		1,288,581,512
NET OTHER ASSETS (LIABILITIES) - 0.6%		8,416,457
NET ASSETS - 100%		$ 1,296,997,969
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,055,050 or 2.2% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,020,721 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 800,975
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,917
Fidelity Commodity Strategy Central Fund	97,687
Fidelity Floating Rate Central Fund	8,868,969
Fidelity Securities Lending Cash Central Fund	489
Total	$ 8,972,062
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ -	$ 25,862,311	$ 317,042,200	94.9%
Fidelity Floating Rate Central Fund	378,972,351	-	43,991,324	342,025,093	24.2%
Total	$ 705,264,685	$ -	$ 69,853,635	$ 659,067,293
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,814,187	$ 613,920	$ -	$ 10,200,267
Financials	194,104,820	189,221,300	1,319,278	3,564,242
Health Care	396,144	396,144	-	-
Corporate Bonds	23,689,455	-	22,966,754	722,701
U.S. Government and Government Agency Obligations	342,243,761	-	342,243,761	-
Asset-Backed Securities	13,378,924	-	7,751,764	5,627,160
Collateralized Mortgage Obligations	495,829	-	470,494	25,335
Commercial Mortgage Securities	20,122,991	-	14,855,804	5,267,187
Bank Loan Obligations	13,289,040	-	3,374,440	9,914,600
Fixed-Income Funds	342,025,093	342,025,093	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	10,954,068	10,954,068	-	-
Commodity Funds	317,042,200	317,042,200	-	-
Total Investments in Securities:	$ 1,288,581,512	$ 860,252,725	$ 392,982,295	$ 35,346,492
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	(356,203)
Net Unrealized Gain (Loss) on Investment Securities	2,736,324
Cost of Purchases	153,741
Proceeds of Sales	(7,894,622)
Amortization/Accretion	380,701
Transfers into Level 3	1,321,958
Transfers out of Level 3	-
Ending Balance	$ 35,346,492
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 2,204,856

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $621,114,503)	$ 618,560,151
Fidelity Central Funds (cost $725,687,966)	670,021,361
Total Investments (cost $1,346,802,469)		$ 1,288,581,512
Receivable for investments sold		6,163,966
Receivable for fund shares sold		4,605,723
Dividends receivable		839,688
Interest receivable		2,002,591
Distributions receivable from Fidelity Central Funds		1,386,083
Prepaid expenses		1,700
Other receivables		2,119
Total assets		1,303,583,382

Liabilities
Payable to custodian bank	$ 27,445
Payable for investments purchased	3,037,477
Payable for fund shares redeemed	2,512,789
Accrued management fee	606,824
Distribution and service plan fees payable	97,254
Other affiliated payables	212,844
Other payables and accrued expenses	90,780
Total liabilities		6,585,413

Net Assets		$ 1,296,997,969
Net Assets consist of:
Paid in capital		$ 1,635,067,225
Undistributed net investment income		3,121,499
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(282,969,046)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(58,221,709)
Net Assets		$ 1,296,997,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,797,929 ÷ 14,296,315 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class T: Net Asset Value and redemption price per share ($22,465,005 ÷ 2,361,733 shares)	$ 9.51

Maximum offering price per share (100/96.00 of $9.51)	$ 9.91
Class B: Net Asset Value and offering price per share ($3,772,679 ÷ 398,570 shares)A	$ 9.47

Class C: Net Asset Value and offering price per share ($72,607,791 ÷ 7,716,716 shares)A	$ 9.41

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($634,513,618 ÷ 66,475,562 shares)	$ 9.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($427,840,947 ÷ 44,920,465 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014

Investment Income
Dividends		$ 3,397,019
Interest		3,867,203
Income from Fidelity Central Funds		8,972,062
Total income		16,236,284

Expenses
Management fee	$ 3,723,985
Transfer agent fees	1,041,555
Distribution and service plan fees	621,359
Accounting and security lending fees	268,806
Custodian fees and expenses	29,396
Independent trustees' compensation	2,605
Registration fees	48,226
Audit	92,744
Legal	3,329
Miscellaneous	5,376
Total expenses before reductions	5,837,381
Expense reductions	(2,783)	5,834,598
Net investment income (loss)		10,401,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,749,480
Fidelity Central Funds	(356,154)
Foreign currency transactions	(966)
Total net realized gain (loss)		5,392,360
Change in net unrealized appreciation (depreciation) on: Investment securities	34,013,587
Assets and liabilities in foreign currencies	727
Total change in net unrealized appreciation (depreciation)		34,014,314
Net gain (loss)		39,406,674
Net increase (decrease) in net assets resulting from operations		$ 49,808,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,401,686	$ 30,509,722
Net realized gain (loss)	5,392,360	5,533,826
Change in net unrealized appreciation (depreciation)	34,014,314	(76,476,609)
Net increase (decrease) in net assets resulting from operations	49,808,360	(40,433,061)
Distributions to shareholders from net investment income	(15,292,067)	(28,290,311)
Distributions to shareholders from net realized gain	(9,672,697)	(4,225,517)
Total distributions	(24,964,764)	(32,515,828)
Share transactions - net increase (decrease)	(125,331,134)	124,432,635
Redemption fees	13,568	106,353
Total increase (decrease) in net assets	(100,473,970)	51,590,099

Net Assets
Beginning of period	1,397,471,939	1,345,881,840
End of period (including undistributed net investment income of $3,121,499 and undistributed net investment income of $8,011,880, respectively)	$ 1,296,997,969	$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Income from Investment Operations
Net investment income (loss)E	.065	.188	.178	.233	.171	.146
Net realized and unrealized gain (loss)	.289	(.452)	.940	.101	.840	(.528)
Total from investment operations	.354	(.264)	1.118	.334	1.011	(.382)
Distributions from net investment income	(.096)	(.177)	(.128)H	(.214)	(.111)	(.208)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.164)	(.207)	(.538)	(.214)	(.221)	(.688)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.50	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Total ReturnB,C,D	3.88%	(2.72)%	12.66%	3.60%	12.46%	(2.73)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.05%A	1.04%	1.04%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.03%	1.01%	1.02%	1.03%
Expenses net of all reductions	1.05%A	1.03%	1.03%	1.01%	1.02%	1.03%
Net investment income (loss)	1.40%A	1.96%	1.88%	2.41%	1.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,798	$ 169,170	$ 222,335	$ 219,906	$ 168,216	$ 112,929
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Income from Investment Operations
Net investment income (loss)E	.065	.187	.177	.232	.170	.144
Net realized and unrealized gain (loss)	.289	(.451)	.940	.099	.841	(.521)
Total from investment operations	.354	(.264)	1.117	.331	1.011	(.377)
Distributions from net investment income	(.096)	(.177)	(.127)H	(.211)	(.111)	(.203)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.164)	(.207)	(.537)	(.211)	(.221)	(.683)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.51	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Total ReturnB,C,D	3.87%	(2.72)%	12.62%	3.56%	12.44%	(2.69)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.06%A	1.05%	1.05%	1.02%	1.03%	1.07%
Expenses net of fee waivers, if any	1.06%A	1.05%	1.04%	1.01%	1.03%	1.07%
Expenses net of all reductions	1.06%A	1.05%	1.04%	1.01%	1.03%	1.07%
Net investment income (loss)	1.39%A	1.94%	1.87%	2.40%	1.98%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,465	$ 25,281	$ 30,648	$ 29,038	$ 27,373	$ 23,500
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Income from Investment Operations
Net investment income (loss)E	.033	.119	.111	.162	.108	.093
Net realized and unrealized gain (loss)	.288	(.444)	.940	.099	.845	(.536)
Total from investment operations	.321	(.325)	1.051	.261	.953	(.443)
Distributions from net investment income	(.063)	(.106)	(.061)H	(.131)	(.083)	(.147)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.131)	(.136)	(.471)	(.131)	(.193)	(.627)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.47	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Total ReturnB,C,D	3.51%	(3.35)%	11.89%	2.82%	11.73%	(3.53)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.73%A	1.77%	1.77%	1.74%	1.75%	1.76%
Expenses net of fee waivers, if any	1.73%A	1.75%	1.73%	1.73%	1.75%	1.75%
Expenses net of all reductions	1.73%A	1.74%	1.73%	1.73%	1.75%	1.75%
Net investment income (loss)	.72%A	1.25%	1.18%	1.68%	1.26%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,773	$ 4,263	$ 5,743	$ 6,587	$ 7,406	$ 5,992
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Income from Investment Operations
Net investment income (loss)E	.030	.113	.105	.158	.105	.088
Net realized and unrealized gain (loss)	.286	(.449)	.933	.107	.838	(.532)
Total from investment operations	.316	(.336)	1.038	.265	.943	(.444)
Distributions from net investment income	(.058)	(.105)	(.058)H	(.135)	(.083)	(.146)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.126)	(.135)	(.468)	(.135)	(.193)	(.626)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.41	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Total ReturnB,C,D	3.48%	(3.48)%	11.80%	2.88%	11.65%	(3.55)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.81%A	1.80%	1.81%	1.77%	1.78%	1.83%
Expenses net of fee waivers, if any	1.81%A	1.80%	1.80%	1.76%	1.78%	1.83%
Expenses net of all reductions	1.81%A	1.80%	1.80%	1.76%	1.78%	1.83%
Net investment income (loss)	.64%A	1.19%	1.12%	1.65%	1.23%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,608	$ 86,037	$ 94,134	$ 89,790	$ 66,399	$ 44,744
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Income from Investment Operations
Net investment income (loss)D	.079	.216	.212	.262	.196	.166
Net realized and unrealized gain (loss)	.290	(.451)	.941	.098	.846	(.529)
Total from investment operations	.369	(.235)	1.153	.360	1.042	(.363)
Distributions from net investment income	(.111)	(.206)	(.154)G	(.250)	(.122)	(.227)
Distributions from net realized gain	(.068)	(.030)	(.410)G	-	(.110)	(.480)
Total distributions	(.179)	(.236)	(.564)	(.250)	(.232)	(.707)
Redemption fees added to paid in capitalD	-I	.001	.001	-I	-I	-I
Net asset value, end of period	$ 9.55	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Total ReturnB,C	4.02%	(2.41)%	13.03%	3.87%	12.81%	(2.48)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.76%A	.76%	.75%	.72%	.73%	.77%
Expenses net of fee waivers, if any	.76%A	.75%	.73%	.71%	.73%	.77%
Expenses net of all reductions	.76%A	.75%	.73%	.71%	.73%	.77%
Net investment income (loss)	1.70%A	2.24%	2.18%	2.70%	2.28%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 634,514	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336
Portfolio turnover rateF	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Income from Investment Operations
Net investment income (loss)D	.076	.208	.202	.258	.194	.166
Net realized and unrealized gain (loss)	.279	(.450)	.947	.099	.848	(.529)
Total from investment operations	.355	(.242)	1.149	.357	1.042	(.363)
Distributions from net investment income	(.107)	(.199)	(.150)G	(.247)	(.122)	(.227)
Distributions from net realized gain	(.068)	(.030)	(.410)G	-	(.110)	(.480)
Total distributions	(.175)	(.229)	(.560)	(.247)	(.232)	(.707)
Redemption fees added to paid in capitalD	-I	.001	.001	-I	-I	-I
Net asset value, end of period	$ 9.52	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Total ReturnB,C	3.88%	(2.49)%	13.01%	3.84%	12.84%	(2.49)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.82%A	.83%	.81%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.82%A	.83%	.80%	.76%	.75%	.77%
Expenses net of all reductions	.82%A	.82%	.80%	.75%	.75%	.77%
Net investment income (loss)	1.63%A	2.17%	2.12%	2.66%	2.25%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,841	$ 432,942	$ 343,822	$ 813,551	$ 716,052	$ 571,760
Portfolio turnover rateF	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$886,556	Discounted cash flow	Yield	7.5% - 10% / 8.4%	Decrease
Bank Loan Obligations	$3,617,896	Discounted cash flow	Yield	5.9% - 10.6% / 8.9%	Decrease
Collateralized Mortgage Obligations	$25,335	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage Securities	$720,915	Discounted cash flow	Yield	10.0%	Decrease
		Market comparable	Spread	5.5% - 13.2% / 9.1%	Decrease
Common Stocks	$10,200,267	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$721,981	Discounted cash flow	Discount rate	20.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 52,229,716
Gross unrealized depreciation	(125,854,100)
Net unrealized appreciation (depreciation) on securities and other investments	$ (73,624,384)

Tax cost	$ 1,362,205,896

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of the prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (253,584,429)
2018	(2,428,473)
Total capital loss carryforward	$ (256,012,902)

Due to large redemptions in a prior period, $256,012,902 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $65,270,069 and $171,395,365, respectively.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 186,427	$ 3,814
Class T	-%	.25%	29,644	70
Class B	.65%	.25%	17,899	12,945
Class C	.75%	.25%	387,389	50,963
			$ 621,359	$ 67,792

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,431
Class T	604

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Class B*	$ 1,408
Class C*	5,880
$ 12,323

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 125,900.17
Class T	21,520.18
Class B	4,026.20
Class C	68,874.18
Strategic Real Return	408,843.13
Institutional Class	412,392.19
	$ 1,041,555

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,847 for the period.

Semiannual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,807 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $489. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,278 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $505.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class A	$ 1,652,931	$ 3,942,614
Class T	254,787	556,047
Class B	28,161	57,095
Class C	515,265	1,063,999
Strategic Real Return	7,936,901	14,603,419
Institutional Class	4,904,022	8,067,137
Total	$ 15,292,067	$ 28,290,311
From net realized gain
Class A	$ 1,111,808	$ 700,228
Class T	176,896	96,027
Class B	29,513	16,972
Class C	578,587	305,184
Strategic Real Return	4,692,325	2,031,418
Institutional Class	3,083,568	1,075,688
Total	$ 9,672,697	$ 4,225,517

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class A
Shares sold	1,035,436	4,892,241	$ 9,614,686	$ 47,210,829
Reinvestment of distributions	231,670	358,251	2,121,414	3,414,730
Shares redeemed	(5,140,172)	(9,815,865)	(47,587,030)	(93,532,782)
Net increase (decrease)	(3,873,066)	(4,565,373)	$ (35,850,930)	$ (42,907,223)
Class T
Shares sold	80,367	503,615	$ 747,820	$ 4,868,842
Reinvestment of distributions	42,766	59,645	392,335	568,738
Shares redeemed	(472,734)	(981,073)	(4,393,511)	(9,335,070)
Net increase (decrease)	(349,601)	(417,813)	$ (3,253,356)	$ (3,897,490)
Class B
Shares sold	5,809	41,387	$ 53,750	$ 399,661
Reinvestment of distributions	5,413	6,170	49,458	58,505
Shares redeemed	(72,224)	(177,470)	(668,576)	(1,698,257)
Net increase (decrease)	(61,002)	(129,913)	$ (565,368)	$ (1,240,091)

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class C
Shares sold	265,112	2,258,531	$ 2,444,828	$ 21,633,969
Reinvestment of distributions	110,160	128,444	1,000,658	1,209,019
Shares redeemed	(1,989,117)	(2,773,342)	(18,275,982)	(26,180,850)
Net increase (decrease)	(1,613,845)	(386,367)	$ (14,830,496)	$ (3,337,862)
Strategic Real Return
Shares sold	6,606,274	29,472,404	$ 61,719,275	$ 284,364,599
Reinvestment of distributions	1,309,608	1,639,914	12,046,347	15,678,518
Shares redeemed	(14,090,967)	(24,513,660)	(131,132,493)	(234,394,292)
Net increase (decrease)	(6,175,085)	6,598,658	$ (57,366,871)	$ 65,648,825
Institutional Class
Shares sold	6,718,431	20,542,996	$ 62,617,613	$ 198,517,014
Reinvestment of distributions	757,717	814,296	6,955,958	7,754,505
Shares redeemed	(8,929,026)	(10,041,349)	(83,037,684)	(96,105,043)
Net increase (decrease)	(1,452,878)	11,315,943	$ (13,464,113)	$ 110,166,476

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RRS-USAN-0514
1.814962.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Institutional Class

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,038.80	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.06%
Actual		$ 1,000.00	$ 1,038.70	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class B	1.73%
Actual		$ 1,000.00	$ 1,035.10	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Class C	1.81%
Actual		$ 1,000.00	$ 1,034.80	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,040.20	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,038.80	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .04%.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2014	As of September 30, 2013
Commodity Related Investments*	24.5%	23.4%
Inflation-Protected Investments	26.4%	27.7%
Floating Rate High Yield**	26.4%	27.1%
Real Estate Related Investments	21.2%	21.1%
Cash & Cash Equivalents	0.9%	0.8%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 26.4%	U.S. Government and U.S. Government Agency Obligations 27.7%
AAA 0.1%	AAA 0.2%
AA 0.3%	AA 0.2%
A 0.3%	A 0.4%
BBB 1.9%	BBB 1.2%
BB and Below 24.4%	BB and Below 25.5%
Not Rated 3.5%	Not Rated 4.0%
Equities† 40.5%	Equities†† 38.6%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%.

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013 **
	Stocks 16.0%		Stocks 15.2%
	U.S. Government and U.S. Government Agency Obligations 26.4%		U.S. Government and U.S. Government Agency Obligations 27.7%
	Corporate Bonds 2.1%		Corporate Bonds 3.1%
	Asset-Backed Securities 1.0%		Asset-Backed Securities 1.0%
	Bank Loan Obligations 25.8%		Bank Loan Obligations 25.6%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.8%
	Other Investments† 24.5%		Other Investments†† 23.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	3.8%	** Foreign investments	4.0%

* U.S. Treasury Inflation-Indexed Securities	26.4%	** U.S. Treasury Inflation-Indexed Securities	27.7%
† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%.
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2014

Showing Percentage of Net Assets

Corporate Bonds - 1.8%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 123,750
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (e)		590,000	569,350
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	716,625
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		160,000	162,800
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,042,000
RAIT Financial Trust 4% 10/1/33		300,000	292,500
Redwood Trust, Inc. 4.625% 4/15/18		500,000	535,000
			2,748,925
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	720
TOTAL FINANCIALS			3,318,995
TOTAL CONVERTIBLE BONDS			3,442,745
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (e)		250,000	263,125
Times Square Hotel Trust 8.528% 8/1/26 (e)		564,992	720,963
			984,088
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		200,000	200,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)		120,000	123,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc. 6.5% 4/15/16		$ 189,000	$ 206,246
KB Home:
8% 3/15/20		140,000	158,900
9.1% 9/15/17		205,000	241,900
Lennar Corp.:
4.125% 12/1/18		260,000	265,200
5.6% 5/31/15		284,000	298,342
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,274,004
Meritage Homes Corp. 7% 4/1/22		470,000	518,175
Ryland Group, Inc. 8.4% 5/15/17		129,000	150,930
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,724,085
10.75% 9/15/16		301,000	361,200
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	311,500
			5,834,382
TOTAL CONSUMER DISCRETIONARY			6,818,470
FINANCIALS - 1.0%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)		220,000	235,400
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	278,275
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	231,707
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	669,491
9.625% 3/15/16		526,000	609,305
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	317,250
Equity One, Inc.:
5.375% 10/15/15		95,000	101,179
6% 9/15/16		189,000	208,726
6.25% 1/15/17		189,000	209,855
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	297,681
6.3% 9/15/16		900,000	1,011,973
7.072% 6/8/15		95,000	101,908
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		$ 177,000	$ 168,465
6.5% 1/17/17		119,000	134,304
Hospitality Properties Trust:
5.625% 3/15/17		292,000	319,767
6.7% 1/15/18		189,000	211,423
iStar Financial, Inc.:
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	297,463
9% 6/1/17		395,000	464,125
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	484,347
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	181,900
National Retail Properties, Inc. 6.875% 10/15/17		379,000	439,564
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	204,593
Potlatch Corp. 7.5% 11/1/19		189,000	219,240
Prologis LP 7.625% 7/1/17		297,000	335,423
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,745
Senior Housing Properties Trust 6.75% 4/15/20		134,000	151,478
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	98,289
5.25% 1/15/16		189,000	202,163
			8,818,904
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
6% 4/1/16		189,000	205,587
7.5% 5/15/15		95,000	101,732
CBRE Group, Inc. 5% 3/15/23		270,000	270,338
First Industrial LP 5.75% 1/15/16		189,000	201,762
Howard Hughes Corp. 6.875% 10/1/21 (e)		345,000	372,600
Kennedy-Wilson, Inc.:
5.875% 4/1/24		110,000	110,000
8.75% 4/1/19		590,000	644,575
Mid-America Apartments LP:
6.05% 9/1/16 (e)		284,000	311,458
6.25% 6/15/14 (e)		302,000	305,322
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP 5.875% 6/15/17		$ 114,000	$ 127,685
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	149,472
			2,800,531
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		390,260	721,981
TOTAL FINANCIALS			12,576,816
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	62,250
7.75% 2/15/19		195,000	210,600
			272,850
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	173,044
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	405,530
TOTAL NONCONVERTIBLE BONDS			20,246,710
TOTAL CORPORATE BONDS (Cost $21,898,795)			23,689,455
U.S. Treasury Inflation Protected Obligations - 26.4%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		5,391,690	4,523,121
0.75% 2/15/42		8,384,148	7,320,409
1.375% 2/15/44		2,007,120	2,052,124
1.75% 1/15/28		6,560,143	7,274,582
2% 1/15/26		11,440,004	13,042,497
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/40		$ 4,641,213	$ 5,565,649
2.125% 2/15/41		4,226,195	5,083,816
2.375% 1/15/25		11,538,292	13,601,662
2.375% 1/15/27		10,769,810	12,796,720
2.5% 1/15/29		5,597,183	6,802,324
3.625% 4/15/28		5,165,362	7,029,531
3.875% 4/15/29		8,041,270	11,361,438
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,477,723	15,907,586
0.125% 4/15/17		13,953,113	14,358,074
0.125% 4/15/18		7,841,450	8,028,296
0.125% 1/15/22		16,482,252	16,161,622
0.125% 7/15/22		15,815,439	15,502,214
0.125% 1/15/23		12,868,656	12,460,475
0.375% 7/15/23		13,869,414	13,726,934
0.5% 4/15/15		9,720,895	9,925,189
0.625% 7/15/21		7,389,675	7,615,696
0.625% 1/15/24		7,016,730	7,045,232
1.125% 1/15/21		14,728,093	15,645,152
1.25% 7/15/20		20,904,390	22,547,338
1.375% 7/15/18		5,355,854	5,816,543
1.375% 1/15/20		13,398,613	14,494,579
1.625% 1/15/18		2,324,407	2,525,159
1.875% 7/15/15		8,972,682	9,413,608
1.875% 7/15/19		8,823,447	9,830,564
2% 1/15/16		6,640,340	7,050,952
2.125% 1/15/19		958,646	1,071,586
2.375% 1/15/17		8,356,287	9,157,972
2.5% 7/15/16		15,902,420	17,359,734
2.625% 7/15/17		9,053,956	10,145,383
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $341,556,348)			342,243,761
Asset-Backed Securities - 1.0%

Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		24,445	24,445
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (e)(f)		70,953	69,002
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		956,538	946,973
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (e)(f)		$ 223,052	$ 214,130
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	263,739
Series 2002-2 Class M2, 9.163% 3/1/33 (f)		474,000	404,819
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		565,922	335,649
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		547,513	550,908
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		340,643	331,168
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.5983% 11/28/39 (e)(f)		933,863	28,016
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8043% 9/25/46 (e)(f)		750,000	644,063
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		747,925	365,854
Merit Securities Corp. Series 13 Class M1, 7.8644% 12/28/33 (f)		1,900,000	2,022,212
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9083% 8/28/38 (e)(f)		129,404	129,404
Class C1B, 7.696% 8/28/38 (e)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		48,938	29,640
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8856% 2/5/36 (e)(f)		314,663	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (e)(f)		568,000	394,760
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (e)(f)		499,630	495,883
Class B, 0.5929% 9/25/26 (e)(f)		400,000	391,600
Class C, 0.7629% 9/25/26 (e)(f)		750,000	730,500
Class D, 0.8629% 9/25/26 (e)(f)		250,000	236,750
Class E, 0.9629% 9/25/26 (e)(f)		250,000	234,875
Class F, 1.3829% 9/25/26 (e)(f)		556,000	514,022
Class G, 1.5829% 9/25/26 (e)(f)		306,000	281,520
Class H, 1.8829% 9/25/26 (e)(f)		814,000	746,845
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5536% 11/21/40 (e)(f)		1,774,088	1,649,902
Class F, 2.1836% 11/21/40 (e)(f)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $14,371,814)			13,378,924
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (d)	Value
Private Sponsor - 0.0%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.335% 6/15/22 (e)(f)		$ 117,573	$ 116,550
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6982% 1/25/19 (e)(f)		20,088	9,112
Class B4, 4.6982% 1/25/19 (e)(f)		40,176	16,223
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3547% 12/25/46 (e)(f)		189,000	205,693
Series 2010-K7 Class B, 5.4345% 4/25/20 (e)(f)		95,000	104,717
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		41,293	43,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $411,666)			495,829
Commercial Mortgage Securities - 1.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (i)		827,142	820,454
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2894% 11/10/42 (f)		275,000	284,718
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.155% 3/15/22 (e)(f)		90,411	79,561
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.655% 8/15/17 (e)(f)		210,000	214,683
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4394% 3/11/39 (f)		568,000	589,393
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.01% 5/15/30 (e)(f)		250,000	251,211
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	347,410
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1073% 9/10/46 (e)(f)		250,000	232,601
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,320,267
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	275,034
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	163,029
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	155,746
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	68,373
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	223,551
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	939,752
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (e)(f)		200,000	181,813
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.285% 12/15/20 (e)(f)		$ 91,855	$ 91,431
Series 2005-LP5 Class F, 5.289% 5/10/43 (e)(f)		200,000	206,568
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (e)		145,614	150,582
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (e)(f)		580,000	600,058
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		106,360	106,245
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.172% 6/10/31 (e)(f)		10,379	10,369
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (e)		179,120	183,463
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (f)(h)		1,156,048	167,160
Series K012 Class X3, 2.2879% 1/25/41 (f)(h)		665,148	85,966
Series K013 Class X3, 2.7902% 1/25/43 (f)(h)		1,124,000	178,676
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		47,565	47,708
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		157,493	172,253
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		178,408	179,960
Series 2000-C1 Class K, 7% 3/15/33		4,545	4,620
GS Mortgage Securities Trust Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (f)		500,000	546,281
Class D, 5.7227% 5/10/45 (e)(f)		500,000	504,075
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		641,000	719,309
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,064,198
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		284,000	322,127
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		29,207	29,424
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8571% 6/15/38 (f)		589,000	620,858
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3874% 6/25/43 (e)(f)		443,000	453,189
Class D, 5.3874% 6/25/43 (e)(f)		365,500	366,475
Mach One Trust LLC Series 2004-1A Class H, 6.2658% 5/28/40 (e)(f)		120,000	123,938
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		442,628	416,070
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.935% 10/15/46 (e)		$ 250,000	$ 225,953
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	963,713
Series 1997-RR Class F, 7.4288% 4/30/39 (e)(f)		40,058	40,058
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,401	305,247
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	816,130
Series 2011-C2:
Class D, 5.3055% 6/15/44 (e)(f)		358,000	374,599
Class E, 5.3055% 6/15/44 (e)(f)		454,000	465,388
Class F, 5.3055% 6/15/44 (e)(f)		343,000	309,543
Class XB, 0.4595% 6/15/44 (e)(f)(h)		12,067,221	380,479
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		239,470	307,432
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	483,278
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.73% 7/15/24 (e)(f)		341,000	336,107
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	379,117
Series 2004-C12 Class D, 5.3517% 7/15/41 (f)		426,000	428,470
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	639,186
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1837% 3/15/45 (e)(f)		220,000	169,692
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,241,911)			20,122,991
Common Stocks - 13.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (i)	6,300	10,200,267
FINANCIALS - 13.1%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	271,548
Real Estate Investment Trusts - 12.9%
Acadia Realty Trust (SBI)	126,190	3,328,892
Alexandria Real Estate Equities, Inc.	61,335	4,450,468
American Residential Properties, Inc. (a)	8,979	161,442
American Tower Corp.	7,900	646,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	17,000	$ 186,490
Anworth Mortgage Asset Corp.	63,600	315,456
Apartment Investment & Management Co. Class A	50,800	1,535,176
Arbor Realty Trust, Inc.	42,100	291,332
Associated Estates Realty Corp.	15,200	257,488
AvalonBay Communities, Inc.	28,359	3,724,104
BioMed Realty Trust, Inc.	35,300	723,297
Blackstone Mortgage Trust, Inc.	1,300	37,375
Boston Properties, Inc.	65,601	7,513,283
CBL & Associates Properties, Inc.	96,870	1,719,443
Cedar Shopping Centers, Inc.	139,523	852,486
Chambers Street Properties	38,291	297,521
Cousins Properties, Inc.	232,400	2,665,628
CYS Investments, Inc.	72,180	596,207
Digital Realty Trust, Inc.	17,200	912,976
Douglas Emmett, Inc.	30,900	838,626
DuPont Fabros Technology, Inc.	62,255	1,498,478
Dynex Capital, Inc.	68,000	608,600
EastGroup Properties, Inc.	6,600	415,206
Equity Lifestyle Properties, Inc.	127,933	5,200,476
Equity One, Inc.	123,626	2,761,805
Equity Residential (SBI)	67,713	3,926,677
Essex Property Trust, Inc.	39,772	6,763,229
Excel Trust, Inc.	71,428	905,707
Federal Realty Investment Trust (SBI)	30,346	3,481,293
FelCor Lodging Trust, Inc.	206,700	1,868,568
First Potomac Realty Trust	45,500	587,860
Glimcher Realty Trust	212,721	2,133,592
Hatteras Financial Corp.	20,300	382,655
HCP, Inc.	103,113	3,999,753
Health Care REIT, Inc.	40,775	2,430,190
Highwoods Properties, Inc. (SBI)	9,000	345,690
Host Hotels & Resorts, Inc.	133,981	2,711,775
Kilroy Realty Corp.	35,500	2,079,590
Kite Realty Group Trust	29,433	176,598
LaSalle Hotel Properties (SBI)	105,921	3,316,387
Lexington Corporate Properties Trust	137,400	1,499,034
Liberty Property Trust (SBI)	73,100	2,701,776
LTC Properties, Inc.	16,100	605,843
Mack-Cali Realty Corp.	23,700	492,723
MFA Financial, Inc.	512,166	3,969,287
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	96,464	$ 6,585,597
Monmouth Real Estate Investment Corp. Class A	15,500	147,870
National Retail Properties, Inc.	6,500	223,080
Newcastle Investment Corp.	107,400	504,780
Piedmont Office Realty Trust, Inc. Class A	174,000	2,984,100
Post Properties, Inc.	57,800	2,837,980
Prologis, Inc.	230,668	9,418,174
Public Storage	53,534	9,019,944
Redwood Trust, Inc.	33,100	671,268
Select Income (REIT)	16,966	513,561
Senior Housing Properties Trust (SBI)	60,100	1,350,447
Simon Property Group, Inc.	110,973	18,199,572
SL Green Realty Corp.	54,119	5,445,454
Stag Industrial, Inc.	23,400	563,940
Sun Communities, Inc.	22,350	1,007,762
Taubman Centers, Inc.	54,900	3,886,371
Terreno Realty Corp.	63,400	1,198,894
Two Harbors Investment Corp.	54,500	558,625
UDR, Inc.	72,400	1,870,092
Ventas, Inc.	162,847	9,863,643
Vornado Realty Trust	21,647	2,133,528
Washington REIT (SBI)	17,600	420,288
Weyerhaeuser Co.	68,174	2,000,907
WP Carey, Inc.	6,800	408,476
		167,731,608
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	82,431	1,574,432
Kennedy-Wilson Holdings, Inc.	28,000	630,280
		2,204,712
TOTAL FINANCIALS		170,207,868
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Emeritus Corp. (a)	12,600	396,144
TOTAL COMMON STOCKS (Cost $177,961,352)		180,804,279
Preferred Stocks - 1.9%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	16,600	$ 416,826
Excel Trust, Inc. 7.00% (e)	43,800	1,108,140
Health Care REIT, Inc. Series I, 6.50%	3,800	211,138
Lexington Corporate Properties Trust Series C, 6.50%	13,700	642,530
		2,378,634
Nonconvertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	23,441	613,920
FINANCIALS - 1.7%
Real Estate Investment Trusts - 1.7%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	287,193
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	234
American Homes 4 Rent Series A, 5.00%	20,000	500,000
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	894,784
Series C, 7.625%	2,324	56,543
Series D, 7.50%	11,671	276,369
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,050,840
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	334,093
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	273,355
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	222,568
Armour Residential REIT, Inc. Series B, 7.875%	5,645	136,609
CBL & Associates Properties, Inc. Series D, 7.375%	10,347	260,020
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	286,140
CenterPoint Properties Trust Series D, 5.377%	5,280	3,564,000
Chesapeake Lodging Trust Series A, 7.75%	4,050	105,057
Coresite Realty Corp. Series A, 7.25%	14,176	350,856
Cousins Properties, Inc. Series B, 7.50%	8,259	208,870
CYS Investments, Inc. Series A, 7.75%	2,162	52,104
DDR Corp.:
Series J, 6.50%	6,519	156,847
Series K, 6.25%	5,623	130,285
Digital Realty Trust, Inc. Series G, 5.875%	6,286	127,983
Duke Realty LP Series L, 6.60%	1,034	25,064
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.:
Series A, 8.50%	20,755	$ 507,252
Series B, 7.625%	10,545	243,379
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	731,732
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,058
Excel Trust, Inc. Series B, 8.125%	24,000	621,120
First Potomac Realty Trust 7.75%	22,008	556,142
General Growth Properties, Inc. Series A, 6.375%	3,847	89,289
Glimcher Realty Trust:
6.875%	702	16,532
Series G, 8.125%	3,562	89,727
Series H, 7.50%	2,898	72,798
Hatteras Financial Corp. Series A, 7.625%	5,740	135,751
Hudson Pacific Properties, Inc. 8.375%	11,698	306,488
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	156,949
iStar Financial, Inc.:
Series E, 7.875%	3,811	91,312
Series F, 7.80%	17,116	405,649
Series G, 7.65%	6,000	141,300
Kite Realty Group Trust 8.25%	900	23,139
LaSalle Hotel Properties:
Series G, 7.25%	6,119	155,178
Series I, 6.375%	3,663	81,538
LBA Realty Fund II Series B, 7.625%	27,795	562,849
MFA Financial, Inc.:
8.00%	11,262	291,798
Series B, 7.50%	64,227	1,520,895
National Retail Properties, Inc. 5.70%	3,272	68,516
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	203,045
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	196,818
Series C, 8.875%	10,582	268,042
Series D, 8.50%	6,986	173,882
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	298,195
Series B, 8.00%	7,600	197,600
Series C, 6.50%	5,758	128,519
Pennsylvania (REIT) 7.375%	4,082	102,254
Prologis, Inc. Series Q, 8.54%	3,700	212,565
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc. Series U, 5.75%	6,700	$ 143,447
Saul Centers, Inc.:
Series A, 8.00%	3,440	88,408
Series C, 6.875%	14,926	360,761
Stag Industrial, Inc. Series A, 9.00%	40,000	1,076,000
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	117,842
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	248,721
Series C, 7.125%	6,788	156,803
Sun Communities, Inc. Series A, 7.125%	15,940	396,428
Taubman Centers, Inc. Series K, 6.25%	4,319	99,078
Terreno Realty Corp. Series A, 7.75%	5,000	126,350
UMH Properties, Inc. Series A, 8.25%	14,000	363,300
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	155,978
		21,332,249
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	186,069
TOTAL FINANCIALS		21,518,318
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,132,238
TOTAL PREFERRED STOCKS (Cost $32,977,802)		24,510,872
Bank Loan Obligations - 1.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	$ 249,375	251,245
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (f)	79,800	80,303
Cooper Hotel Group REL 12% 11/6/17	997,588	1,047,467
Extended Stay America, Inc. REL 9.625% 12/1/19	506,944	522,153
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (f)	20,000	20,275
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (f)	$ 277,850	$ 277,850
Tranche B, term loan 11.375% 7/6/14 (f)	208,389	208,389
Tranche D, term loan 14.9% 7/6/14 (f)	1,000,000	1,000,000
		3,407,682
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	138,950	138,429
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	281,438	283,548
TOTAL CONSUMER DISCRETIONARY		3,829,659
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone REL 9.98% 10/1/17	2,980,542	3,040,153
BRE Select Hotels Corp. REL 5.895% 5/9/18 (f)	503,337	503,337
		3,543,490
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (f)	458,172	460,463
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.9045% 3/28/21 (f)	84,150	83,940
CityCenter REL 8.74% 7/12/14 (f)	2,067,092	2,067,092
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (f)	1,215,727	1,227,884
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	30,589	30,512
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	564,311	564,311
		3,973,739
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (f)	44,550	44,717
TOTAL FINANCIALS		8,022,409
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (f)	$ 66,370	$ 66,951
Tranche E, term loan 3.4686% 1/25/17 (f)	24,901	24,966
		91,917
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	710,264	703,161
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.1525% 1/31/19 (f)	176,681	174,914
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	465,815	466,980
TOTAL BANK LOAN OBLIGATIONS (Cost $13,128,229)		13,289,040
Commodity Funds - 24.5%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $392,963,587)	31,235,685	317,042,200
Fixed-Income Funds - 26.4%

Fidelity Floating Rate Central Fund (g) (Cost $321,770,311)	3,152,305	342,025,093
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)(f) (Cost $566,586)	$ 500,000	25,000
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $10,954,068)	10,954,068	$ 10,954,068
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,346,802,469)		1,288,581,512
NET OTHER ASSETS (LIABILITIES) - 0.6%		8,416,457
NET ASSETS - 100%		$ 1,296,997,969
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,055,050 or 2.2% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,020,721 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 800,975
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,917
Fidelity Commodity Strategy Central Fund	97,687
Fidelity Floating Rate Central Fund	8,868,969
Fidelity Securities Lending Cash Central Fund	489
Total	$ 8,972,062
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ -	$ 25,862,311	$ 317,042,200	94.9%
Fidelity Floating Rate Central Fund	378,972,351	-	43,991,324	342,025,093	24.2%
Total	$ 705,264,685	$ -	$ 69,853,635	$ 659,067,293
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,814,187	$ 613,920	$ -	$ 10,200,267
Financials	194,104,820	189,221,300	1,319,278	3,564,242
Health Care	396,144	396,144	-	-
Corporate Bonds	23,689,455	-	22,966,754	722,701
U.S. Government and Government Agency Obligations	342,243,761	-	342,243,761	-
Asset-Backed Securities	13,378,924	-	7,751,764	5,627,160
Collateralized Mortgage Obligations	495,829	-	470,494	25,335
Commercial Mortgage Securities	20,122,991	-	14,855,804	5,267,187
Bank Loan Obligations	13,289,040	-	3,374,440	9,914,600
Fixed-Income Funds	342,025,093	342,025,093	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	10,954,068	10,954,068	-	-
Commodity Funds	317,042,200	317,042,200	-	-
Total Investments in Securities:	$ 1,288,581,512	$ 860,252,725	$ 392,982,295	$ 35,346,492
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	(356,203)
Net Unrealized Gain (Loss) on Investment Securities	2,736,324
Cost of Purchases	153,741
Proceeds of Sales	(7,894,622)
Amortization/Accretion	380,701
Transfers into Level 3	1,321,958
Transfers out of Level 3	-
Ending Balance	$ 35,346,492
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 2,204,856

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $621,114,503)	$ 618,560,151
Fidelity Central Funds (cost $725,687,966)	670,021,361
Total Investments (cost $1,346,802,469)		$ 1,288,581,512
Receivable for investments sold		6,163,966
Receivable for fund shares sold		4,605,723
Dividends receivable		839,688
Interest receivable		2,002,591
Distributions receivable from Fidelity Central Funds		1,386,083
Prepaid expenses		1,700
Other receivables		2,119
Total assets		1,303,583,382

Liabilities
Payable to custodian bank	$ 27,445
Payable for investments purchased	3,037,477
Payable for fund shares redeemed	2,512,789
Accrued management fee	606,824
Distribution and service plan fees payable	97,254
Other affiliated payables	212,844
Other payables and accrued expenses	90,780
Total liabilities		6,585,413

Net Assets		$ 1,296,997,969
Net Assets consist of:
Paid in capital		$ 1,635,067,225
Undistributed net investment income		3,121,499
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(282,969,046)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(58,221,709)
Net Assets		$ 1,296,997,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,797,929 ÷ 14,296,315 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class T: Net Asset Value and redemption price per share ($22,465,005 ÷ 2,361,733 shares)	$ 9.51

Maximum offering price per share (100/96.00 of $9.51)	$ 9.91
Class B: Net Asset Value and offering price per share ($3,772,679 ÷ 398,570 shares)A	$ 9.47

Class C: Net Asset Value and offering price per share ($72,607,791 ÷ 7,716,716 shares)A	$ 9.41

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($634,513,618 ÷ 66,475,562 shares)	$ 9.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($427,840,947 ÷ 44,920,465 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014

Investment Income
Dividends		$ 3,397,019
Interest		3,867,203
Income from Fidelity Central Funds		8,972,062
Total income		16,236,284

Expenses
Management fee	$ 3,723,985
Transfer agent fees	1,041,555
Distribution and service plan fees	621,359
Accounting and security lending fees	268,806
Custodian fees and expenses	29,396
Independent trustees' compensation	2,605
Registration fees	48,226
Audit	92,744
Legal	3,329
Miscellaneous	5,376
Total expenses before reductions	5,837,381
Expense reductions	(2,783)	5,834,598
Net investment income (loss)		10,401,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,749,480
Fidelity Central Funds	(356,154)
Foreign currency transactions	(966)
Total net realized gain (loss)		5,392,360
Change in net unrealized appreciation (depreciation) on: Investment securities	34,013,587
Assets and liabilities in foreign currencies	727
Total change in net unrealized appreciation (depreciation)		34,014,314
Net gain (loss)		39,406,674
Net increase (decrease) in net assets resulting from operations		$ 49,808,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,401,686	$ 30,509,722
Net realized gain (loss)	5,392,360	5,533,826
Change in net unrealized appreciation (depreciation)	34,014,314	(76,476,609)
Net increase (decrease) in net assets resulting from operations	49,808,360	(40,433,061)
Distributions to shareholders from net investment income	(15,292,067)	(28,290,311)
Distributions to shareholders from net realized gain	(9,672,697)	(4,225,517)
Total distributions	(24,964,764)	(32,515,828)
Share transactions - net increase (decrease)	(125,331,134)	124,432,635
Redemption fees	13,568	106,353
Total increase (decrease) in net assets	(100,473,970)	51,590,099

Net Assets
Beginning of period	1,397,471,939	1,345,881,840
End of period (including undistributed net investment income of $3,121,499 and undistributed net investment income of $8,011,880, respectively)	$ 1,296,997,969	$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Income from Investment Operations
Net investment income (loss)E	.065	.188	.178	.233	.171	.146
Net realized and unrealized gain (loss)	.289	(.452)	.940	.101	.840	(.528)
Total from investment operations	.354	(.264)	1.118	.334	1.011	(.382)
Distributions from net investment income	(.096)	(.177)	(.128)H	(.214)	(.111)	(.208)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.164)	(.207)	(.538)	(.214)	(.221)	(.688)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.50	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Total ReturnB,C,D	3.88%	(2.72)%	12.66%	3.60%	12.46%	(2.73)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.05%A	1.04%	1.04%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.03%	1.01%	1.02%	1.03%
Expenses net of all reductions	1.05%A	1.03%	1.03%	1.01%	1.02%	1.03%
Net investment income (loss)	1.40%A	1.96%	1.88%	2.41%	1.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,798	$ 169,170	$ 222,335	$ 219,906	$ 168,216	$ 112,929
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Income from Investment Operations
Net investment income (loss)E	.065	.187	.177	.232	.170	.144
Net realized and unrealized gain (loss)	.289	(.451)	.940	.099	.841	(.521)
Total from investment operations	.354	(.264)	1.117	.331	1.011	(.377)
Distributions from net investment income	(.096)	(.177)	(.127)H	(.211)	(.111)	(.203)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.164)	(.207)	(.537)	(.211)	(.221)	(.683)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.51	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Total ReturnB,C,D	3.87%	(2.72)%	12.62%	3.56%	12.44%	(2.69)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.06%A	1.05%	1.05%	1.02%	1.03%	1.07%
Expenses net of fee waivers, if any	1.06%A	1.05%	1.04%	1.01%	1.03%	1.07%
Expenses net of all reductions	1.06%A	1.05%	1.04%	1.01%	1.03%	1.07%
Net investment income (loss)	1.39%A	1.94%	1.87%	2.40%	1.98%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,465	$ 25,281	$ 30,648	$ 29,038	$ 27,373	$ 23,500
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Income from Investment Operations
Net investment income (loss)E	.033	.119	.111	.162	.108	.093
Net realized and unrealized gain (loss)	.288	(.444)	.940	.099	.845	(.536)
Total from investment operations	.321	(.325)	1.051	.261	.953	(.443)
Distributions from net investment income	(.063)	(.106)	(.061)H	(.131)	(.083)	(.147)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.131)	(.136)	(.471)	(.131)	(.193)	(.627)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.47	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Total ReturnB,C,D	3.51%	(3.35)%	11.89%	2.82%	11.73%	(3.53)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.73%A	1.77%	1.77%	1.74%	1.75%	1.76%
Expenses net of fee waivers, if any	1.73%A	1.75%	1.73%	1.73%	1.75%	1.75%
Expenses net of all reductions	1.73%A	1.74%	1.73%	1.73%	1.75%	1.75%
Net investment income (loss)	.72%A	1.25%	1.18%	1.68%	1.26%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,773	$ 4,263	$ 5,743	$ 6,587	$ 7,406	$ 5,992
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Income from Investment Operations
Net investment income (loss)E	.030	.113	.105	.158	.105	.088
Net realized and unrealized gain (loss)	.286	(.449)	.933	.107	.838	(.532)
Total from investment operations	.316	(.336)	1.038	.265	.943	(.444)
Distributions from net investment income	(.058)	(.105)	(.058)H	(.135)	(.083)	(.146)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.126)	(.135)	(.468)	(.135)	(.193)	(.626)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.41	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Total ReturnB,C,D	3.48%	(3.48)%	11.80%	2.88%	11.65%	(3.55)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.81%A	1.80%	1.81%	1.77%	1.78%	1.83%
Expenses net of fee waivers, if any	1.81%A	1.80%	1.80%	1.76%	1.78%	1.83%
Expenses net of all reductions	1.81%A	1.80%	1.80%	1.76%	1.78%	1.83%
Net investment income (loss)	.64%A	1.19%	1.12%	1.65%	1.23%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,608	$ 86,037	$ 94,134	$ 89,790	$ 66,399	$ 44,744
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Income from Investment Operations
Net investment income (loss)D	.079	.216	.212	.262	.196	.166
Net realized and unrealized gain (loss)	.290	(.451)	.941	.098	.846	(.529)
Total from investment operations	.369	(.235)	1.153	.360	1.042	(.363)
Distributions from net investment income	(.111)	(.206)	(.154)G	(.250)	(.122)	(.227)
Distributions from net realized gain	(.068)	(.030)	(.410)G	-	(.110)	(.480)
Total distributions	(.179)	(.236)	(.564)	(.250)	(.232)	(.707)
Redemption fees added to paid in capitalD	-I	.001	.001	-I	-I	-I
Net asset value, end of period	$ 9.55	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Total ReturnB,C	4.02%	(2.41)%	13.03%	3.87%	12.81%	(2.48)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.76%A	.76%	.75%	.72%	.73%	.77%
Expenses net of fee waivers, if any	.76%A	.75%	.73%	.71%	.73%	.77%
Expenses net of all reductions	.76%A	.75%	.73%	.71%	.73%	.77%
Net investment income (loss)	1.70%A	2.24%	2.18%	2.70%	2.28%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 634,514	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336
Portfolio turnover rateF	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Income from Investment Operations
Net investment income (loss)D	.076	.208	.202	.258	.194	.166
Net realized and unrealized gain (loss)	.279	(.450)	.947	.099	.848	(.529)
Total from investment operations	.355	(.242)	1.149	.357	1.042	(.363)
Distributions from net investment income	(.107)	(.199)	(.150)G	(.247)	(.122)	(.227)
Distributions from net realized gain	(.068)	(.030)	(.410)G	-	(.110)	(.480)
Total distributions	(.175)	(.229)	(.560)	(.247)	(.232)	(.707)
Redemption fees added to paid in capitalD	-I	.001	.001	-I	-I	-I
Net asset value, end of period	$ 9.52	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Total ReturnB,C	3.88%	(2.49)%	13.01%	3.84%	12.84%	(2.49)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.82%A	.83%	.81%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.82%A	.83%	.80%	.76%	.75%	.77%
Expenses net of all reductions	.82%A	.82%	.80%	.75%	.75%	.77%
Net investment income (loss)	1.63%A	2.17%	2.12%	2.66%	2.25%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,841	$ 432,942	$ 343,822	$ 813,551	$ 716,052	$ 571,760
Portfolio turnover rateF	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but

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3. Significant Accounting Policies - continued

Investment Valuation - continued

may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$886,556	Discounted cash flow	Yield	7.5% - 10% / 8.4%	Decrease
Bank Loan Obligations	$3,617,896	Discounted cash flow	Yield	5.9% - 10.6% / 8.9%	Decrease
Collateralized Mortgage Obligations	$25,335	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage Securities	$720,915	Discounted cash flow	Yield	10.0%	Decrease
		Market comparable	Spread	5.5% - 13.2% / 9.1%	Decrease
Common Stocks	$10,200,267	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$721,981	Discounted cash flow	Discount rate	20.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 52,229,716
Gross unrealized depreciation	(125,854,100)
Net unrealized appreciation (depreciation) on securities and other investments	$ (73,624,384)

Tax cost	$ 1,362,205,896

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of the prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (253,584,429)
2018	(2,428,473)
Total capital loss carryforward	$ (256,012,902)

Due to large redemptions in a prior period, $256,012,902 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $65,270,069 and $171,395,365, respectively.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 186,427	$ 3,814
Class T	-%	.25%	29,644	70
Class B	.65%	.25%	17,899	12,945
Class C	.75%	.25%	387,389	50,963
			$ 621,359	$ 67,792

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,431
Class T	604

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5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Class B*	$ 1,408
Class C*	5,880
$ 12,323

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 125,900.17
Class T	21,520.18
Class B	4,026.20
Class C	68,874.18
Strategic Real Return	408,843.13
Institutional Class	412,392.19
	$ 1,041,555

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,847 for the period.

Semiannual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,807 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $489. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,278 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $505.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class A	$ 1,652,931	$ 3,942,614
Class T	254,787	556,047
Class B	28,161	57,095
Class C	515,265	1,063,999
Strategic Real Return	7,936,901	14,603,419
Institutional Class	4,904,022	8,067,137
Total	$ 15,292,067	$ 28,290,311
From net realized gain
Class A	$ 1,111,808	$ 700,228
Class T	176,896	96,027
Class B	29,513	16,972
Class C	578,587	305,184
Strategic Real Return	4,692,325	2,031,418
Institutional Class	3,083,568	1,075,688
Total	$ 9,672,697	$ 4,225,517

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class A
Shares sold	1,035,436	4,892,241	$ 9,614,686	$ 47,210,829
Reinvestment of distributions	231,670	358,251	2,121,414	3,414,730
Shares redeemed	(5,140,172)	(9,815,865)	(47,587,030)	(93,532,782)
Net increase (decrease)	(3,873,066)	(4,565,373)	$ (35,850,930)	$ (42,907,223)
Class T
Shares sold	80,367	503,615	$ 747,820	$ 4,868,842
Reinvestment of distributions	42,766	59,645	392,335	568,738
Shares redeemed	(472,734)	(981,073)	(4,393,511)	(9,335,070)
Net increase (decrease)	(349,601)	(417,813)	$ (3,253,356)	$ (3,897,490)
Class B
Shares sold	5,809	41,387	$ 53,750	$ 399,661
Reinvestment of distributions	5,413	6,170	49,458	58,505
Shares redeemed	(72,224)	(177,470)	(668,576)	(1,698,257)
Net increase (decrease)	(61,002)	(129,913)	$ (565,368)	$ (1,240,091)

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class C
Shares sold	265,112	2,258,531	$ 2,444,828	$ 21,633,969
Reinvestment of distributions	110,160	128,444	1,000,658	1,209,019
Shares redeemed	(1,989,117)	(2,773,342)	(18,275,982)	(26,180,850)
Net increase (decrease)	(1,613,845)	(386,367)	$ (14,830,496)	$ (3,337,862)
Strategic Real Return
Shares sold	6,606,274	29,472,404	$ 61,719,275	$ 284,364,599
Reinvestment of distributions	1,309,608	1,639,914	12,046,347	15,678,518
Shares redeemed	(14,090,967)	(24,513,660)	(131,132,493)	(234,394,292)
Net increase (decrease)	(6,175,085)	6,598,658	$ (57,366,871)	$ 65,648,825
Institutional Class
Shares sold	6,718,431	20,542,996	$ 62,617,613	$ 198,517,014
Reinvestment of distributions	757,717	814,296	6,955,958	7,754,505
Shares redeemed	(8,929,026)	(10,041,349)	(83,037,684)	(96,105,043)
Net increase (decrease)	(1,452,878)	11,315,943	$ (13,464,113)	$ 110,166,476

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRSI-USAN-0514
1.814975.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,038.80	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.06%
Actual		$ 1,000.00	$ 1,038.70	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class B	1.73%
Actual		$ 1,000.00	$ 1,035.10	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Class C	1.81%
Actual		$ 1,000.00	$ 1,034.80	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,040.20	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,038.80	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .04%.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2014	As of September 30, 2013
Commodity Related Investments*	24.5%	23.4%
Inflation-Protected Investments	26.4%	27.7%
Floating Rate High Yield**	26.4%	27.1%
Real Estate Related Investments	21.2%	21.1%
Cash & Cash Equivalents	0.9%	0.8%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 26.4%	U.S. Government and U.S. Government Agency Obligations 27.7%
AAA 0.1%	AAA 0.2%
AA 0.3%	AA 0.2%
A 0.3%	A 0.4%
BBB 1.9%	BBB 1.2%
BB and Below 24.4%	BB and Below 25.5%
Not Rated 3.5%	Not Rated 4.0%
Equities† 40.5%	Equities†† 38.6%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%.

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013 **
	Stocks 16.0%		Stocks 15.2%
	U.S. Government and U.S. Government Agency Obligations 26.4%		U.S. Government and U.S. Government Agency Obligations 27.7%
	Corporate Bonds 2.1%		Corporate Bonds 3.1%
	Asset-Backed Securities 1.0%		Asset-Backed Securities 1.0%
	Bank Loan Obligations 25.8%		Bank Loan Obligations 25.6%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.8%
	Other Investments† 24.5%		Other Investments†† 23.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	3.8%	** Foreign investments	4.0%

* U.S. Treasury Inflation-Indexed Securities	26.4%	** U.S. Treasury Inflation-Indexed Securities	27.7%
† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%.
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2014

Showing Percentage of Net Assets

Corporate Bonds - 1.8%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 123,750
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (e)		590,000	569,350
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	716,625
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		160,000	162,800
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,042,000
RAIT Financial Trust 4% 10/1/33		300,000	292,500
Redwood Trust, Inc. 4.625% 4/15/18		500,000	535,000
			2,748,925
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	720
TOTAL FINANCIALS			3,318,995
TOTAL CONVERTIBLE BONDS			3,442,745
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (e)		250,000	263,125
Times Square Hotel Trust 8.528% 8/1/26 (e)		564,992	720,963
			984,088
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		200,000	200,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)		120,000	123,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc. 6.5% 4/15/16		$ 189,000	$ 206,246
KB Home:
8% 3/15/20		140,000	158,900
9.1% 9/15/17		205,000	241,900
Lennar Corp.:
4.125% 12/1/18		260,000	265,200
5.6% 5/31/15		284,000	298,342
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,274,004
Meritage Homes Corp. 7% 4/1/22		470,000	518,175
Ryland Group, Inc. 8.4% 5/15/17		129,000	150,930
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,724,085
10.75% 9/15/16		301,000	361,200
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	311,500
			5,834,382
TOTAL CONSUMER DISCRETIONARY			6,818,470
FINANCIALS - 1.0%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)		220,000	235,400
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	278,275
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	231,707
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	669,491
9.625% 3/15/16		526,000	609,305
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	317,250
Equity One, Inc.:
5.375% 10/15/15		95,000	101,179
6% 9/15/16		189,000	208,726
6.25% 1/15/17		189,000	209,855
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	297,681
6.3% 9/15/16		900,000	1,011,973
7.072% 6/8/15		95,000	101,908
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		$ 177,000	$ 168,465
6.5% 1/17/17		119,000	134,304
Hospitality Properties Trust:
5.625% 3/15/17		292,000	319,767
6.7% 1/15/18		189,000	211,423
iStar Financial, Inc.:
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	297,463
9% 6/1/17		395,000	464,125
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	484,347
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	181,900
National Retail Properties, Inc. 6.875% 10/15/17		379,000	439,564
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	204,593
Potlatch Corp. 7.5% 11/1/19		189,000	219,240
Prologis LP 7.625% 7/1/17		297,000	335,423
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,745
Senior Housing Properties Trust 6.75% 4/15/20		134,000	151,478
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	98,289
5.25% 1/15/16		189,000	202,163
			8,818,904
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
6% 4/1/16		189,000	205,587
7.5% 5/15/15		95,000	101,732
CBRE Group, Inc. 5% 3/15/23		270,000	270,338
First Industrial LP 5.75% 1/15/16		189,000	201,762
Howard Hughes Corp. 6.875% 10/1/21 (e)		345,000	372,600
Kennedy-Wilson, Inc.:
5.875% 4/1/24		110,000	110,000
8.75% 4/1/19		590,000	644,575
Mid-America Apartments LP:
6.05% 9/1/16 (e)		284,000	311,458
6.25% 6/15/14 (e)		302,000	305,322
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP 5.875% 6/15/17		$ 114,000	$ 127,685
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	149,472
			2,800,531
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		390,260	721,981
TOTAL FINANCIALS			12,576,816
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	62,250
7.75% 2/15/19		195,000	210,600
			272,850
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	173,044
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	405,530
TOTAL NONCONVERTIBLE BONDS			20,246,710
TOTAL CORPORATE BONDS (Cost $21,898,795)			23,689,455
U.S. Treasury Inflation Protected Obligations - 26.4%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		5,391,690	4,523,121
0.75% 2/15/42		8,384,148	7,320,409
1.375% 2/15/44		2,007,120	2,052,124
1.75% 1/15/28		6,560,143	7,274,582
2% 1/15/26		11,440,004	13,042,497
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/40		$ 4,641,213	$ 5,565,649
2.125% 2/15/41		4,226,195	5,083,816
2.375% 1/15/25		11,538,292	13,601,662
2.375% 1/15/27		10,769,810	12,796,720
2.5% 1/15/29		5,597,183	6,802,324
3.625% 4/15/28		5,165,362	7,029,531
3.875% 4/15/29		8,041,270	11,361,438
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,477,723	15,907,586
0.125% 4/15/17		13,953,113	14,358,074
0.125% 4/15/18		7,841,450	8,028,296
0.125% 1/15/22		16,482,252	16,161,622
0.125% 7/15/22		15,815,439	15,502,214
0.125% 1/15/23		12,868,656	12,460,475
0.375% 7/15/23		13,869,414	13,726,934
0.5% 4/15/15		9,720,895	9,925,189
0.625% 7/15/21		7,389,675	7,615,696
0.625% 1/15/24		7,016,730	7,045,232
1.125% 1/15/21		14,728,093	15,645,152
1.25% 7/15/20		20,904,390	22,547,338
1.375% 7/15/18		5,355,854	5,816,543
1.375% 1/15/20		13,398,613	14,494,579
1.625% 1/15/18		2,324,407	2,525,159
1.875% 7/15/15		8,972,682	9,413,608
1.875% 7/15/19		8,823,447	9,830,564
2% 1/15/16		6,640,340	7,050,952
2.125% 1/15/19		958,646	1,071,586
2.375% 1/15/17		8,356,287	9,157,972
2.5% 7/15/16		15,902,420	17,359,734
2.625% 7/15/17		9,053,956	10,145,383
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $341,556,348)			342,243,761
Asset-Backed Securities - 1.0%

Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		24,445	24,445
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (e)(f)		70,953	69,002
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		956,538	946,973
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (e)(f)		$ 223,052	$ 214,130
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	263,739
Series 2002-2 Class M2, 9.163% 3/1/33 (f)		474,000	404,819
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		565,922	335,649
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		547,513	550,908
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		340,643	331,168
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.5983% 11/28/39 (e)(f)		933,863	28,016
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8043% 9/25/46 (e)(f)		750,000	644,063
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		747,925	365,854
Merit Securities Corp. Series 13 Class M1, 7.8644% 12/28/33 (f)		1,900,000	2,022,212
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9083% 8/28/38 (e)(f)		129,404	129,404
Class C1B, 7.696% 8/28/38 (e)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		48,938	29,640
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8856% 2/5/36 (e)(f)		314,663	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (e)(f)		568,000	394,760
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (e)(f)		499,630	495,883
Class B, 0.5929% 9/25/26 (e)(f)		400,000	391,600
Class C, 0.7629% 9/25/26 (e)(f)		750,000	730,500
Class D, 0.8629% 9/25/26 (e)(f)		250,000	236,750
Class E, 0.9629% 9/25/26 (e)(f)		250,000	234,875
Class F, 1.3829% 9/25/26 (e)(f)		556,000	514,022
Class G, 1.5829% 9/25/26 (e)(f)		306,000	281,520
Class H, 1.8829% 9/25/26 (e)(f)		814,000	746,845
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5536% 11/21/40 (e)(f)		1,774,088	1,649,902
Class F, 2.1836% 11/21/40 (e)(f)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $14,371,814)			13,378,924
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (d)	Value
Private Sponsor - 0.0%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.335% 6/15/22 (e)(f)		$ 117,573	$ 116,550
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6982% 1/25/19 (e)(f)		20,088	9,112
Class B4, 4.6982% 1/25/19 (e)(f)		40,176	16,223
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3547% 12/25/46 (e)(f)		189,000	205,693
Series 2010-K7 Class B, 5.4345% 4/25/20 (e)(f)		95,000	104,717
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		41,293	43,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $411,666)			495,829
Commercial Mortgage Securities - 1.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (i)		827,142	820,454
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2894% 11/10/42 (f)		275,000	284,718
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.155% 3/15/22 (e)(f)		90,411	79,561
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.655% 8/15/17 (e)(f)		210,000	214,683
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4394% 3/11/39 (f)		568,000	589,393
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.01% 5/15/30 (e)(f)		250,000	251,211
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	347,410
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1073% 9/10/46 (e)(f)		250,000	232,601
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,320,267
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	275,034
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	163,029
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	155,746
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	68,373
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	223,551
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	939,752
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (e)(f)		200,000	181,813
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.285% 12/15/20 (e)(f)		$ 91,855	$ 91,431
Series 2005-LP5 Class F, 5.289% 5/10/43 (e)(f)		200,000	206,568
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (e)		145,614	150,582
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (e)(f)		580,000	600,058
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		106,360	106,245
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.172% 6/10/31 (e)(f)		10,379	10,369
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (e)		179,120	183,463
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (f)(h)		1,156,048	167,160
Series K012 Class X3, 2.2879% 1/25/41 (f)(h)		665,148	85,966
Series K013 Class X3, 2.7902% 1/25/43 (f)(h)		1,124,000	178,676
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		47,565	47,708
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		157,493	172,253
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		178,408	179,960
Series 2000-C1 Class K, 7% 3/15/33		4,545	4,620
GS Mortgage Securities Trust Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (f)		500,000	546,281
Class D, 5.7227% 5/10/45 (e)(f)		500,000	504,075
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		641,000	719,309
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,064,198
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		284,000	322,127
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		29,207	29,424
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8571% 6/15/38 (f)		589,000	620,858
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3874% 6/25/43 (e)(f)		443,000	453,189
Class D, 5.3874% 6/25/43 (e)(f)		365,500	366,475
Mach One Trust LLC Series 2004-1A Class H, 6.2658% 5/28/40 (e)(f)		120,000	123,938
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		442,628	416,070
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.935% 10/15/46 (e)		$ 250,000	$ 225,953
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	963,713
Series 1997-RR Class F, 7.4288% 4/30/39 (e)(f)		40,058	40,058
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,401	305,247
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	816,130
Series 2011-C2:
Class D, 5.3055% 6/15/44 (e)(f)		358,000	374,599
Class E, 5.3055% 6/15/44 (e)(f)		454,000	465,388
Class F, 5.3055% 6/15/44 (e)(f)		343,000	309,543
Class XB, 0.4595% 6/15/44 (e)(f)(h)		12,067,221	380,479
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		239,470	307,432
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	483,278
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.73% 7/15/24 (e)(f)		341,000	336,107
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	379,117
Series 2004-C12 Class D, 5.3517% 7/15/41 (f)		426,000	428,470
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	639,186
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1837% 3/15/45 (e)(f)		220,000	169,692
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,241,911)			20,122,991
Common Stocks - 13.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (i)	6,300	10,200,267
FINANCIALS - 13.1%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	271,548
Real Estate Investment Trusts - 12.9%
Acadia Realty Trust (SBI)	126,190	3,328,892
Alexandria Real Estate Equities, Inc.	61,335	4,450,468
American Residential Properties, Inc. (a)	8,979	161,442
American Tower Corp.	7,900	646,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	17,000	$ 186,490
Anworth Mortgage Asset Corp.	63,600	315,456
Apartment Investment & Management Co. Class A	50,800	1,535,176
Arbor Realty Trust, Inc.	42,100	291,332
Associated Estates Realty Corp.	15,200	257,488
AvalonBay Communities, Inc.	28,359	3,724,104
BioMed Realty Trust, Inc.	35,300	723,297
Blackstone Mortgage Trust, Inc.	1,300	37,375
Boston Properties, Inc.	65,601	7,513,283
CBL & Associates Properties, Inc.	96,870	1,719,443
Cedar Shopping Centers, Inc.	139,523	852,486
Chambers Street Properties	38,291	297,521
Cousins Properties, Inc.	232,400	2,665,628
CYS Investments, Inc.	72,180	596,207
Digital Realty Trust, Inc.	17,200	912,976
Douglas Emmett, Inc.	30,900	838,626
DuPont Fabros Technology, Inc.	62,255	1,498,478
Dynex Capital, Inc.	68,000	608,600
EastGroup Properties, Inc.	6,600	415,206
Equity Lifestyle Properties, Inc.	127,933	5,200,476
Equity One, Inc.	123,626	2,761,805
Equity Residential (SBI)	67,713	3,926,677
Essex Property Trust, Inc.	39,772	6,763,229
Excel Trust, Inc.	71,428	905,707
Federal Realty Investment Trust (SBI)	30,346	3,481,293
FelCor Lodging Trust, Inc.	206,700	1,868,568
First Potomac Realty Trust	45,500	587,860
Glimcher Realty Trust	212,721	2,133,592
Hatteras Financial Corp.	20,300	382,655
HCP, Inc.	103,113	3,999,753
Health Care REIT, Inc.	40,775	2,430,190
Highwoods Properties, Inc. (SBI)	9,000	345,690
Host Hotels & Resorts, Inc.	133,981	2,711,775
Kilroy Realty Corp.	35,500	2,079,590
Kite Realty Group Trust	29,433	176,598
LaSalle Hotel Properties (SBI)	105,921	3,316,387
Lexington Corporate Properties Trust	137,400	1,499,034
Liberty Property Trust (SBI)	73,100	2,701,776
LTC Properties, Inc.	16,100	605,843
Mack-Cali Realty Corp.	23,700	492,723
MFA Financial, Inc.	512,166	3,969,287
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	96,464	$ 6,585,597
Monmouth Real Estate Investment Corp. Class A	15,500	147,870
National Retail Properties, Inc.	6,500	223,080
Newcastle Investment Corp.	107,400	504,780
Piedmont Office Realty Trust, Inc. Class A	174,000	2,984,100
Post Properties, Inc.	57,800	2,837,980
Prologis, Inc.	230,668	9,418,174
Public Storage	53,534	9,019,944
Redwood Trust, Inc.	33,100	671,268
Select Income (REIT)	16,966	513,561
Senior Housing Properties Trust (SBI)	60,100	1,350,447
Simon Property Group, Inc.	110,973	18,199,572
SL Green Realty Corp.	54,119	5,445,454
Stag Industrial, Inc.	23,400	563,940
Sun Communities, Inc.	22,350	1,007,762
Taubman Centers, Inc.	54,900	3,886,371
Terreno Realty Corp.	63,400	1,198,894
Two Harbors Investment Corp.	54,500	558,625
UDR, Inc.	72,400	1,870,092
Ventas, Inc.	162,847	9,863,643
Vornado Realty Trust	21,647	2,133,528
Washington REIT (SBI)	17,600	420,288
Weyerhaeuser Co.	68,174	2,000,907
WP Carey, Inc.	6,800	408,476
		167,731,608
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	82,431	1,574,432
Kennedy-Wilson Holdings, Inc.	28,000	630,280
		2,204,712
TOTAL FINANCIALS		170,207,868
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Emeritus Corp. (a)	12,600	396,144
TOTAL COMMON STOCKS (Cost $177,961,352)		180,804,279
Preferred Stocks - 1.9%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	16,600	$ 416,826
Excel Trust, Inc. 7.00% (e)	43,800	1,108,140
Health Care REIT, Inc. Series I, 6.50%	3,800	211,138
Lexington Corporate Properties Trust Series C, 6.50%	13,700	642,530
		2,378,634
Nonconvertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	23,441	613,920
FINANCIALS - 1.7%
Real Estate Investment Trusts - 1.7%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	287,193
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	234
American Homes 4 Rent Series A, 5.00%	20,000	500,000
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	894,784
Series C, 7.625%	2,324	56,543
Series D, 7.50%	11,671	276,369
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,050,840
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	334,093
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	273,355
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	222,568
Armour Residential REIT, Inc. Series B, 7.875%	5,645	136,609
CBL & Associates Properties, Inc. Series D, 7.375%	10,347	260,020
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	286,140
CenterPoint Properties Trust Series D, 5.377%	5,280	3,564,000
Chesapeake Lodging Trust Series A, 7.75%	4,050	105,057
Coresite Realty Corp. Series A, 7.25%	14,176	350,856
Cousins Properties, Inc. Series B, 7.50%	8,259	208,870
CYS Investments, Inc. Series A, 7.75%	2,162	52,104
DDR Corp.:
Series J, 6.50%	6,519	156,847
Series K, 6.25%	5,623	130,285
Digital Realty Trust, Inc. Series G, 5.875%	6,286	127,983
Duke Realty LP Series L, 6.60%	1,034	25,064
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.:
Series A, 8.50%	20,755	$ 507,252
Series B, 7.625%	10,545	243,379
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	731,732
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,058
Excel Trust, Inc. Series B, 8.125%	24,000	621,120
First Potomac Realty Trust 7.75%	22,008	556,142
General Growth Properties, Inc. Series A, 6.375%	3,847	89,289
Glimcher Realty Trust:
6.875%	702	16,532
Series G, 8.125%	3,562	89,727
Series H, 7.50%	2,898	72,798
Hatteras Financial Corp. Series A, 7.625%	5,740	135,751
Hudson Pacific Properties, Inc. 8.375%	11,698	306,488
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	156,949
iStar Financial, Inc.:
Series E, 7.875%	3,811	91,312
Series F, 7.80%	17,116	405,649
Series G, 7.65%	6,000	141,300
Kite Realty Group Trust 8.25%	900	23,139
LaSalle Hotel Properties:
Series G, 7.25%	6,119	155,178
Series I, 6.375%	3,663	81,538
LBA Realty Fund II Series B, 7.625%	27,795	562,849
MFA Financial, Inc.:
8.00%	11,262	291,798
Series B, 7.50%	64,227	1,520,895
National Retail Properties, Inc. 5.70%	3,272	68,516
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	203,045
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	196,818
Series C, 8.875%	10,582	268,042
Series D, 8.50%	6,986	173,882
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	298,195
Series B, 8.00%	7,600	197,600
Series C, 6.50%	5,758	128,519
Pennsylvania (REIT) 7.375%	4,082	102,254
Prologis, Inc. Series Q, 8.54%	3,700	212,565
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc. Series U, 5.75%	6,700	$ 143,447
Saul Centers, Inc.:
Series A, 8.00%	3,440	88,408
Series C, 6.875%	14,926	360,761
Stag Industrial, Inc. Series A, 9.00%	40,000	1,076,000
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	117,842
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	248,721
Series C, 7.125%	6,788	156,803
Sun Communities, Inc. Series A, 7.125%	15,940	396,428
Taubman Centers, Inc. Series K, 6.25%	4,319	99,078
Terreno Realty Corp. Series A, 7.75%	5,000	126,350
UMH Properties, Inc. Series A, 8.25%	14,000	363,300
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	155,978
		21,332,249
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	186,069
TOTAL FINANCIALS		21,518,318
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,132,238
TOTAL PREFERRED STOCKS (Cost $32,977,802)		24,510,872
Bank Loan Obligations - 1.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	$ 249,375	251,245
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (f)	79,800	80,303
Cooper Hotel Group REL 12% 11/6/17	997,588	1,047,467
Extended Stay America, Inc. REL 9.625% 12/1/19	506,944	522,153
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (f)	20,000	20,275
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (f)	$ 277,850	$ 277,850
Tranche B, term loan 11.375% 7/6/14 (f)	208,389	208,389
Tranche D, term loan 14.9% 7/6/14 (f)	1,000,000	1,000,000
		3,407,682
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	138,950	138,429
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	281,438	283,548
TOTAL CONSUMER DISCRETIONARY		3,829,659
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone REL 9.98% 10/1/17	2,980,542	3,040,153
BRE Select Hotels Corp. REL 5.895% 5/9/18 (f)	503,337	503,337
		3,543,490
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (f)	458,172	460,463
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.9045% 3/28/21 (f)	84,150	83,940
CityCenter REL 8.74% 7/12/14 (f)	2,067,092	2,067,092
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (f)	1,215,727	1,227,884
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	30,589	30,512
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	564,311	564,311
		3,973,739
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (f)	44,550	44,717
TOTAL FINANCIALS		8,022,409
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (f)	$ 66,370	$ 66,951
Tranche E, term loan 3.4686% 1/25/17 (f)	24,901	24,966
		91,917
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	710,264	703,161
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.1525% 1/31/19 (f)	176,681	174,914
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	465,815	466,980
TOTAL BANK LOAN OBLIGATIONS (Cost $13,128,229)		13,289,040
Commodity Funds - 24.5%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $392,963,587)	31,235,685	317,042,200
Fixed-Income Funds - 26.4%

Fidelity Floating Rate Central Fund (g) (Cost $321,770,311)	3,152,305	342,025,093
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)(f) (Cost $566,586)	$ 500,000	25,000
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $10,954,068)	10,954,068	$ 10,954,068
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,346,802,469)		1,288,581,512
NET OTHER ASSETS (LIABILITIES) - 0.6%		8,416,457
NET ASSETS - 100%		$ 1,296,997,969
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,055,050 or 2.2% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,020,721 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 800,975
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,917
Fidelity Commodity Strategy Central Fund	97,687
Fidelity Floating Rate Central Fund	8,868,969
Fidelity Securities Lending Cash Central Fund	489
Total	$ 8,972,062
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ -	$ 25,862,311	$ 317,042,200	94.9%
Fidelity Floating Rate Central Fund	378,972,351	-	43,991,324	342,025,093	24.2%
Total	$ 705,264,685	$ -	$ 69,853,635	$ 659,067,293
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,814,187	$ 613,920	$ -	$ 10,200,267
Financials	194,104,820	189,221,300	1,319,278	3,564,242
Health Care	396,144	396,144	-	-
Corporate Bonds	23,689,455	-	22,966,754	722,701
U.S. Government and Government Agency Obligations	342,243,761	-	342,243,761	-
Asset-Backed Securities	13,378,924	-	7,751,764	5,627,160
Collateralized Mortgage Obligations	495,829	-	470,494	25,335
Commercial Mortgage Securities	20,122,991	-	14,855,804	5,267,187
Bank Loan Obligations	13,289,040	-	3,374,440	9,914,600
Fixed-Income Funds	342,025,093	342,025,093	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	10,954,068	10,954,068	-	-
Commodity Funds	317,042,200	317,042,200	-	-
Total Investments in Securities:	$ 1,288,581,512	$ 860,252,725	$ 392,982,295	$ 35,346,492
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	(356,203)
Net Unrealized Gain (Loss) on Investment Securities	2,736,324
Cost of Purchases	153,741
Proceeds of Sales	(7,894,622)
Amortization/Accretion	380,701
Transfers into Level 3	1,321,958
Transfers out of Level 3	-
Ending Balance	$ 35,346,492
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 2,204,856

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $621,114,503)	$ 618,560,151
Fidelity Central Funds (cost $725,687,966)	670,021,361
Total Investments (cost $1,346,802,469)		$ 1,288,581,512
Receivable for investments sold		6,163,966
Receivable for fund shares sold		4,605,723
Dividends receivable		839,688
Interest receivable		2,002,591
Distributions receivable from Fidelity Central Funds		1,386,083
Prepaid expenses		1,700
Other receivables		2,119
Total assets		1,303,583,382

Liabilities
Payable to custodian bank	$ 27,445
Payable for investments purchased	3,037,477
Payable for fund shares redeemed	2,512,789
Accrued management fee	606,824
Distribution and service plan fees payable	97,254
Other affiliated payables	212,844
Other payables and accrued expenses	90,780
Total liabilities		6,585,413

Net Assets		$ 1,296,997,969
Net Assets consist of:
Paid in capital		$ 1,635,067,225
Undistributed net investment income		3,121,499
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(282,969,046)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(58,221,709)
Net Assets		$ 1,296,997,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,797,929 ÷ 14,296,315 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class T: Net Asset Value and redemption price per share ($22,465,005 ÷ 2,361,733 shares)	$ 9.51

Maximum offering price per share (100/96.00 of $9.51)	$ 9.91
Class B: Net Asset Value and offering price per share ($3,772,679 ÷ 398,570 shares)A	$ 9.47

Class C: Net Asset Value and offering price per share ($72,607,791 ÷ 7,716,716 shares)A	$ 9.41

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($634,513,618 ÷ 66,475,562 shares)	$ 9.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($427,840,947 ÷ 44,920,465 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014

Investment Income
Dividends		$ 3,397,019
Interest		3,867,203
Income from Fidelity Central Funds		8,972,062
Total income		16,236,284

Expenses
Management fee	$ 3,723,985
Transfer agent fees	1,041,555
Distribution and service plan fees	621,359
Accounting and security lending fees	268,806
Custodian fees and expenses	29,396
Independent trustees' compensation	2,605
Registration fees	48,226
Audit	92,744
Legal	3,329
Miscellaneous	5,376
Total expenses before reductions	5,837,381
Expense reductions	(2,783)	5,834,598
Net investment income (loss)		10,401,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,749,480
Fidelity Central Funds	(356,154)
Foreign currency transactions	(966)
Total net realized gain (loss)		5,392,360
Change in net unrealized appreciation (depreciation) on: Investment securities	34,013,587
Assets and liabilities in foreign currencies	727
Total change in net unrealized appreciation (depreciation)		34,014,314
Net gain (loss)		39,406,674
Net increase (decrease) in net assets resulting from operations		$ 49,808,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,401,686	$ 30,509,722
Net realized gain (loss)	5,392,360	5,533,826
Change in net unrealized appreciation (depreciation)	34,014,314	(76,476,609)
Net increase (decrease) in net assets resulting from operations	49,808,360	(40,433,061)
Distributions to shareholders from net investment income	(15,292,067)	(28,290,311)
Distributions to shareholders from net realized gain	(9,672,697)	(4,225,517)
Total distributions	(24,964,764)	(32,515,828)
Share transactions - net increase (decrease)	(125,331,134)	124,432,635
Redemption fees	13,568	106,353
Total increase (decrease) in net assets	(100,473,970)	51,590,099

Net Assets
Beginning of period	1,397,471,939	1,345,881,840
End of period (including undistributed net investment income of $3,121,499 and undistributed net investment income of $8,011,880, respectively)	$ 1,296,997,969	$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Income from Investment Operations
Net investment income (loss)E	.065	.188	.178	.233	.171	.146
Net realized and unrealized gain (loss)	.289	(.452)	.940	.101	.840	(.528)
Total from investment operations	.354	(.264)	1.118	.334	1.011	(.382)
Distributions from net investment income	(.096)	(.177)	(.128)H	(.214)	(.111)	(.208)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.164)	(.207)	(.538)	(.214)	(.221)	(.688)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.50	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Total ReturnB,C,D	3.88%	(2.72)%	12.66%	3.60%	12.46%	(2.73)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.05%A	1.04%	1.04%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.03%	1.01%	1.02%	1.03%
Expenses net of all reductions	1.05%A	1.03%	1.03%	1.01%	1.02%	1.03%
Net investment income (loss)	1.40%A	1.96%	1.88%	2.41%	1.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,798	$ 169,170	$ 222,335	$ 219,906	$ 168,216	$ 112,929
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Income from Investment Operations
Net investment income (loss)E	.065	.187	.177	.232	.170	.144
Net realized and unrealized gain (loss)	.289	(.451)	.940	.099	.841	(.521)
Total from investment operations	.354	(.264)	1.117	.331	1.011	(.377)
Distributions from net investment income	(.096)	(.177)	(.127)H	(.211)	(.111)	(.203)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.164)	(.207)	(.537)	(.211)	(.221)	(.683)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.51	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Total ReturnB,C,D	3.87%	(2.72)%	12.62%	3.56%	12.44%	(2.69)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.06%A	1.05%	1.05%	1.02%	1.03%	1.07%
Expenses net of fee waivers, if any	1.06%A	1.05%	1.04%	1.01%	1.03%	1.07%
Expenses net of all reductions	1.06%A	1.05%	1.04%	1.01%	1.03%	1.07%
Net investment income (loss)	1.39%A	1.94%	1.87%	2.40%	1.98%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,465	$ 25,281	$ 30,648	$ 29,038	$ 27,373	$ 23,500
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Income from Investment Operations
Net investment income (loss)E	.033	.119	.111	.162	.108	.093
Net realized and unrealized gain (loss)	.288	(.444)	.940	.099	.845	(.536)
Total from investment operations	.321	(.325)	1.051	.261	.953	(.443)
Distributions from net investment income	(.063)	(.106)	(.061)H	(.131)	(.083)	(.147)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.131)	(.136)	(.471)	(.131)	(.193)	(.627)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.47	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Total ReturnB,C,D	3.51%	(3.35)%	11.89%	2.82%	11.73%	(3.53)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.73%A	1.77%	1.77%	1.74%	1.75%	1.76%
Expenses net of fee waivers, if any	1.73%A	1.75%	1.73%	1.73%	1.75%	1.75%
Expenses net of all reductions	1.73%A	1.74%	1.73%	1.73%	1.75%	1.75%
Net investment income (loss)	.72%A	1.25%	1.18%	1.68%	1.26%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,773	$ 4,263	$ 5,743	$ 6,587	$ 7,406	$ 5,992
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Income from Investment Operations
Net investment income (loss)E	.030	.113	.105	.158	.105	.088
Net realized and unrealized gain (loss)	.286	(.449)	.933	.107	.838	(.532)
Total from investment operations	.316	(.336)	1.038	.265	.943	(.444)
Distributions from net investment income	(.058)	(.105)	(.058)H	(.135)	(.083)	(.146)
Distributions from net realized gain	(.068)	(.030)	(.410)H	-	(.110)	(.480)
Total distributions	(.126)	(.135)	(.468)	(.135)	(.193)	(.626)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J	-J
Net asset value, end of period	$ 9.41	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Total ReturnB,C,D	3.48%	(3.48)%	11.80%	2.88%	11.65%	(3.55)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.81%A	1.80%	1.81%	1.77%	1.78%	1.83%
Expenses net of fee waivers, if any	1.81%A	1.80%	1.80%	1.76%	1.78%	1.83%
Expenses net of all reductions	1.81%A	1.80%	1.80%	1.76%	1.78%	1.83%
Net investment income (loss)	.64%A	1.19%	1.12%	1.65%	1.23%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,608	$ 86,037	$ 94,134	$ 89,790	$ 66,399	$ 44,744
Portfolio turnover rateG	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Income from Investment Operations
Net investment income (loss)D	.079	.216	.212	.262	.196	.166
Net realized and unrealized gain (loss)	.290	(.451)	.941	.098	.846	(.529)
Total from investment operations	.369	(.235)	1.153	.360	1.042	(.363)
Distributions from net investment income	(.111)	(.206)	(.154)G	(.250)	(.122)	(.227)
Distributions from net realized gain	(.068)	(.030)	(.410)G	-	(.110)	(.480)
Total distributions	(.179)	(.236)	(.564)	(.250)	(.232)	(.707)
Redemption fees added to paid in capitalD	-I	.001	.001	-I	-I	-I
Net asset value, end of period	$ 9.55	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Total ReturnB,C	4.02%	(2.41)%	13.03%	3.87%	12.81%	(2.48)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.76%A	.76%	.75%	.72%	.73%	.77%
Expenses net of fee waivers, if any	.76%A	.75%	.73%	.71%	.73%	.77%
Expenses net of all reductions	.76%A	.75%	.73%	.71%	.73%	.77%
Net investment income (loss)	1.70%A	2.24%	2.18%	2.70%	2.28%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 634,514	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336
Portfolio turnover rateF	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Income from Investment Operations
Net investment income (loss)D	.076	.208	.202	.258	.194	.166
Net realized and unrealized gain (loss)	.279	(.450)	.947	.099	.848	(.529)
Total from investment operations	.355	(.242)	1.149	.357	1.042	(.363)
Distributions from net investment income	(.107)	(.199)	(.150)G	(.247)	(.122)	(.227)
Distributions from net realized gain	(.068)	(.030)	(.410)G	-	(.110)	(.480)
Total distributions	(.175)	(.229)	(.560)	(.247)	(.232)	(.707)
Redemption fees added to paid in capitalD	-I	.001	.001	-I	-I	-I
Net asset value, end of period	$ 9.52	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Total ReturnB,C	3.88%	(2.49)%	13.01%	3.84%	12.84%	(2.49)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.82%A	.83%	.81%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.82%A	.83%	.80%	.76%	.75%	.77%
Expenses net of all reductions	.82%A	.82%	.80%	.75%	.75%	.77%
Net investment income (loss)	1.63%A	2.17%	2.12%	2.66%	2.25%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,841	$ 432,942	$ 343,822	$ 813,551	$ 716,052	$ 571,760
Portfolio turnover rateF	14%A	23%	15%	35%	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .04%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$886,556	Discounted cash flow	Yield	7.5% - 10% / 8.4%	Decrease
Bank Loan Obligations	$3,617,896	Discounted cash flow	Yield	5.9% - 10.6% / 8.9%	Decrease
Collateralized Mortgage Obligations	$25,335	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage Securities	$720,915	Discounted cash flow	Yield	10.0%	Decrease
		Market comparable	Spread	5.5% - 13.2% / 9.1%	Decrease
Common Stocks	$10,200,267	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$721,981	Discounted cash flow	Discount rate	20.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 52,229,716
Gross unrealized depreciation	(125,854,100)
Net unrealized appreciation (depreciation) on securities and other investments	$ (73,624,384)

Tax cost	$ 1,362,205,896

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of the prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (253,584,429)
2018	(2,428,473)
Total capital loss carryforward	$ (256,012,902)

Due to large redemptions in a prior period, $256,012,902 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $65,270,069 and $171,395,365, respectively.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 186,427	$ 3,814
Class T	-%	.25%	29,644	70
Class B	.65%	.25%	17,899	12,945
Class C	.75%	.25%	387,389	50,963
			$ 621,359	$ 67,792

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,431
Class T	604

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5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Class B*	$ 1,408
Class C*	5,880
$ 12,323

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 125,900.17
Class T	21,520.18
Class B	4,026.20
Class C	68,874.18
Strategic Real Return	408,843.13
Institutional Class	412,392.19
	$ 1,041,555

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,847 for the period.

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Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,807 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $489. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,278 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $505.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class A	$ 1,652,931	$ 3,942,614
Class T	254,787	556,047
Class B	28,161	57,095
Class C	515,265	1,063,999
Strategic Real Return	7,936,901	14,603,419
Institutional Class	4,904,022	8,067,137
Total	$ 15,292,067	$ 28,290,311
From net realized gain
Class A	$ 1,111,808	$ 700,228
Class T	176,896	96,027
Class B	29,513	16,972
Class C	578,587	305,184
Strategic Real Return	4,692,325	2,031,418
Institutional Class	3,083,568	1,075,688
Total	$ 9,672,697	$ 4,225,517

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class A
Shares sold	1,035,436	4,892,241	$ 9,614,686	$ 47,210,829
Reinvestment of distributions	231,670	358,251	2,121,414	3,414,730
Shares redeemed	(5,140,172)	(9,815,865)	(47,587,030)	(93,532,782)
Net increase (decrease)	(3,873,066)	(4,565,373)	$ (35,850,930)	$ (42,907,223)
Class T
Shares sold	80,367	503,615	$ 747,820	$ 4,868,842
Reinvestment of distributions	42,766	59,645	392,335	568,738
Shares redeemed	(472,734)	(981,073)	(4,393,511)	(9,335,070)
Net increase (decrease)	(349,601)	(417,813)	$ (3,253,356)	$ (3,897,490)
Class B
Shares sold	5,809	41,387	$ 53,750	$ 399,661
Reinvestment of distributions	5,413	6,170	49,458	58,505
Shares redeemed	(72,224)	(177,470)	(668,576)	(1,698,257)
Net increase (decrease)	(61,002)	(129,913)	$ (565,368)	$ (1,240,091)

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Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class C
Shares sold	265,112	2,258,531	$ 2,444,828	$ 21,633,969
Reinvestment of distributions	110,160	128,444	1,000,658	1,209,019
Shares redeemed	(1,989,117)	(2,773,342)	(18,275,982)	(26,180,850)
Net increase (decrease)	(1,613,845)	(386,367)	$ (14,830,496)	$ (3,337,862)
Strategic Real Return
Shares sold	6,606,274	29,472,404	$ 61,719,275	$ 284,364,599
Reinvestment of distributions	1,309,608	1,639,914	12,046,347	15,678,518
Shares redeemed	(14,090,967)	(24,513,660)	(131,132,493)	(234,394,292)
Net increase (decrease)	(6,175,085)	6,598,658	$ (57,366,871)	$ 65,648,825
Institutional Class
Shares sold	6,718,431	20,542,996	$ 62,617,613	$ 198,517,014
Reinvestment of distributions	757,717	814,296	6,955,958	7,754,505
Shares redeemed	(8,929,026)	(10,041,349)	(83,037,684)	(96,105,043)
Net increase (decrease)	(1,452,878)	11,315,943	$ (13,464,113)	$ 110,166,476

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRS-USAN-0514
1.814980.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2014